UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	01/31/18

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2018

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

T H E F U N D S

F O R  M O R E  I N F O R M AT I O N

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2018. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

	Yield (%)	Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	1.13	1.14
Investor Shares	0.88	0.89
Administrative Shares	1.03	1.04
Dreyfus Government Cash Management[4]
Institutional Shares	0.85	0.85
Investor Shares	0.60	0.60
Administrative Shares	0.75	0.75
Participant Shares	0.45	0.45
Dreyfus Government Securities Cash Management[4]
Institutional Shares	0.79	0.80
Investor Shares	0.54	0.54
Administrative Shares	0.69	0.69
Participant Shares	0.39	0.39
Dreyfus Treasury & Agency Cash Management[4]
Institutional Shares	0.81	0.82
Investor Shares	0.56	0.56
Administrative Shares	0.71	0.71
Participant Shares	0.41	0.41
Dreyfus Treasury Securities Cash Management[4]
Institutional Shares	0.78	0.78
Investor Shares	0.53	0.54
Administrative Shares	0.68	0.68
Participant Shares	0.39	0.39

Yields of money market instruments climbed over the reporting period in response to higher short-term interest rates from the Federal Reserve Board (the “Fed”).

Short-Term Interest Rates Moved Higher

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming, in part, from the business-friendly policies of a new presidential administration. The economy appeared to maintain positive momentum in February 2017, when corporate earnings exceeded expectations, 200,000 new jobs were created, and the unemployment rate stood at 4.7%. In March, the Fed raised the overnight federal funds rate, sending it to between 0.75% and 1.00%. Although the unemployment rate fell to 4.5%, job creation declined to 73,000 new positions. The U.S. economy produced a 1.2% annualized growth rate over the first quarter of the year.

Consumer confidence moderated in April and U.S. manufacturing activity slowed, but corporate earnings continued to grow. The labor market rebounded with 175,000 new jobs and an unemployment rate of 4.4%. In May, 155,000 new jobs were created, and the unemployment rate slid to 4.3%. Manufacturing activity expanded in June with 15 of 18 manufacturing industries reporting growth. The unemployment rate ticked higher to 4.4%, and 239,000 new jobs were added. The Fed again raised short-term interest rates, sending the federal funds rate to between 1.00% and 1.25%. The U.S. economy grew at a 3.1% annualized rate during the second quarter of 2017.

The economy generated 190,000 new jobs in July, and the unemployment rate returned to 4.3%. Activity in the manufacturing and services sectors continued to grow, but at slower rates than previously. In August, 221,000 jobs were added, and the unemployment rate rose to 4.4%. Housing starts exceeded forecasts, but retail sales generally disappointed.

September saw U.S. factory activity climb to a 13-year high as companies invested to make their operations more efficient. The labor market produced only 14,000 new jobs, in part due to hurricanes affecting Florida and Texas. Yet, the unemployment rate fell to 4.2%. The U.S. economy expanded at a 3.2% annualized rate over the third quarter.

The unemployment rate declined to 4.1% in October, its lowest level since December 2000, and 271,000 jobs were created. Automobile purchases increased 0.7% as Gulf Coast residents replaced flood-damaged vehicles. The U.S. economy added 216,000 jobs in November, and the unemployment rate remained at 4.1%. The Fed implemented its third interest-rate hike of 2017 in December, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate remained at 4.1% and 175,000 new jobs were created. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to the enactment of federal tax-reform legislation. The U.S. economy grew at an annualized 2.6% rate during the fourth quarter and at a 2.3% rate for 2017 overall.

In January 2018, an estimated 239,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk. Hourly wages began to rise at their strongest pace since the 2008 recession, suggesting that inflation might begin to accelerate.

Additional Rate Hikes Expected

The Fed continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated in 2018. In the rising interest-rate environment, we have maintained the funds’ weighted average maturities in ranges that are modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager

February 15, 2018

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2018, these tax-exempt money market funds achieved the following yields and effective yields:1

	Yield (%)	Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[2,3]
Institutional Shares	0.67	0.67
Investor Shares	0.44	0.44
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	0.60	0.60
Investor Shares	0.36	0.36
Dreyfus AMT-Free Tax Exempt Cash Management[4]
Institutional Shares	0.65	0.66
Investor Shares	0.42	0.42

Yields of municipal money market instruments climbed modestly during the reporting period in response to supply-and-demand dynamics within the municipal securities market and three increases in the federal funds rate by the Federal Reserve Board (the “Fed”).

Rising Rates and Technical Factors Drove Yields Higher

Yields of tax-exempt money market instruments moved higher in the months before the start of the reporting period due to asset shifts stemming from the implementation of money market reform, and a long-awaited interest-rate hike from the Fed in mid-December 2016.

However, tax-exempt money market yields moderated in early 2017 in response to steady municipal note issuance and robust investor demand. In the spring, strong asset inflows into short-term bond funds and separately managed accounts further depressed yields of longer-dated notes, while additional short-term interest-rate hikes from the Fed in March, June, and December caused yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”) on which yields are reset weekly. As a result, yield differences narrowed substantially along the market’s maturity spectrum.

In December 2017, issuers of longer-term municipal bonds rushed to market with a flood of new securities in anticipation of the enactment of tax-reform legislation that seemed likely at the time to inhibit certain traditional financing vehicles used by states and municipalities. This increase in supply put upward pressure on yields of short-term municipal securities when investors sold short-term securities to raise funds for the purchase of newly issued, longer-dated bonds. Consequently, yield differences narrowed further along the market’s maturity range, causing yields of one-year notes to roughly match those of seven-day VRDNs.

The surge in new issuance at year-end 2017 resulted in a relative scarcity of newly issued municipal instruments in January 2018. The lack of new supply, combined with investors’ need to reinvest coupon payments, pushed yields lower by the reporting period’s end.

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. Moreover, tax-reform legislation may pose challenges to states with high personal income tax rates, including New York, California, and New Jersey. Municipalities with high property tax levies also may experience declining home values, as the new law limits the deductibility of property tax payments.

Maintaining a Prudent Investment Posture

In the rising interest-rate environment, most municipal money market funds maintained short weighted average maturities with a focus on liquidity. The funds were no exception, as we set their weighted average maturities in a range that is consistent with industry averages.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

Additional interest-rate hikes are expected in the months ahead as the Fed continues to moderate its accommodative monetary policy. At its meeting in late January 2018, the Fed left interest rates unchanged but upgraded its outlook for inflation. The Fed also has continued to “normalize” its balance sheet through the sale of U.S. government securities, and a new chairperson took the reins of the central bank at the beginning of February.

In light of these developments and the market’s ongoing adjustment to the new tax laws, we intend to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Colleen Meehan
Senior Portfolio Manager

February 15, 2018

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2017 to January 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2018
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.35	$1.62	$.86	-
Ending value (after expenses)	$1.006.50	$1,005.30	$1,006.20	-
Annualized expense ratio (%)	.07	.32	.17	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.86	$2.17	$1.41	$2.93
Ending value (after expenses)	$1,005.10	$1,003.80	$1,004.60	$1,003.00
Annualized expense ratio (%)	.17	.43	.28	.58
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.01	$2.27	$1.52	$3.03
Ending value (after expenses)	$1,004.90	$1,003.60	$1,004.40	$1,002.90
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$1.01	$2.27	$1.52	$3.03
Ending value (after expenses)	$1,005.00	$1,003.70	$1,004.40	$1,002.90
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.96	$2.22	$1.41	$2.98
Ending value (after expenses)	$1,004.90	$1,003.60	$1,004.40	$1,002.90
Annualized expense ratio (%)	.19	.44	.28	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.36	$2.37	-	-
Ending value (after expenses)	$1,004.00	$1,002.80	-	-
Annualized expense ratio (%)	.27	.47	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.72	$2.83	-	-
Ending value (after expenses)	$1,003.50	$1,002.40	-	-
Annualized expense ratio (%)	.34	.56	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.31	$2.47	-	-
Ending value (after expenses)	$1,003.90	$1,002.70	-	-
Annualized expense ratio (%)	.26	.49	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2018
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.36	$1.63	$.87	-
Ending value (after expenses)	$1,024.85	$1,023.59	$1,024.35	-
Annualized expense ratio (%)	.07	.32	.17	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.87	$2.19	$1.43	$2.96
Ending value (after expenses)	$1,024.35	$1,023.04	$1,023.79	$1,022.28
Annualized expense ratio (%)	.17	.43	.28	.58
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.29	$1.53	$3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$1.02	$2.29	$1.53	$3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.97	$2.24	$1.43	$3.01
Ending value (after expenses)	$1,024.25	$1,022.99	$1,023.79	$1,022.23
Annualized expense ratio (%)	.19	.44	.28	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.38	$2.40	-	-
Ending value (after expenses)	$1,023.84	$1,022.84	-	-
Annualized expense ratio (%)	.27	.47	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.73	$2.85	-	-
Ending value (after expenses)	$1,023.49	$1,022.38	-	-
Annualized expense ratio (%)	.34	.56	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.33	$2.50	-	-
Ending value (after expenses)	$1,023.89	$1,022.74	-	-
Annualized expense ratio (%)	.26	.49	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2018

Dreyfus Cash Management
Description	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 33.0%
Bank of Montreal (Yankee)
1.56%, 3/5/18	70,000,000		70,004,249
Cooperatieve Rabobank (Yankee)
1.71%, 2/9/18, 1 Month LIBOR + .16%	155,000,000	[a]	154,988,871
Credit Suisse AG (Yankee)
1.66%, 3/22/18	50,000,000		50,004,115
KBC Bank NV New York (Yankee)
1.44%, 2/2/18	300,000,000		299,999,910
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
1.76%, 2/12/18, 1 Month LIBOR + .21%	55,000,000	[a,b]	55,004,538
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
1.78%, 2/5/18, 1 Month LIBOR + .22%	50,000,000	[a,b]	50,013,050
Mizuho Bank Ltd. (Yankee)
1.74%, 3/8/18	75,000,000	[b]	75,006,615
Mizuho Bank Ltd./NY (Yankee)
1.74%, 2/28/18, 1 Month LIBOR + .17%	100,000,000	[a,b]	100,000,000
Nordea Bank AB (New York) (Yankee)
1.91%, 7/24/18	46,000,000	[b]	46,000,285
Norinchukin Bank/New York (Yankee)
1.75%, 2/10/18, 1 Month LIBOR + .20%	150,000,000	[a]	150,025,185
Societe Generale SA (Yankee)
1.85%, 5/31/18	100,000,000	[b]	100,019,700
Sumitomo Mitsui Banking Corp/New York (Yankee)
1.73%, 2/23/18, 1 Month LIBOR + .17%	100,000,000	[a,b]	100,017,910
Sumitomo Mitsui Banking Corp/New York (Yankee)
1.75%, 2/12/18, 1 Month LIBOR + .20%	100,000,000	[a,b]	100,024,100
Sumitomo Mitsui Banking Corp/New York (Yankee)
1.85%, 4/24/18, 3 Month LIBOR + .11%	150,000,000	[a,b]	150,046,110
Sumitomo Mitsui Trust Bank Ltd./ New York (Yankee)
1.73%, 2/12/18, 1 Month LIBOR + .18%	22,000,000	[a,b]	22,006,164
Sumitomo Mitsui Trust Bank Ltd./ New York (Yankee)
1.75%, 2/16/18, 1 Month LIBOR + .19%	100,000,000	[a,b]	100,033,470
Sumitomo Mitsui Trust Bank Ltd./ New York (Yankee)
1.76%, 2/2/18, 1 Month LIBOR + .19%	25,000,000	[a,b]	25,000,483
Sumitomo Mitsui Trust Bank Ltd./ New York (Yankee)
1.78%, 7/30/18, 1 Month LIBOR + .21%	150,000,000	[a,b]	149,983,455
Toronto-Dominion Bank/NY (Yankee)
1.41%, 2/8/18	100,000,000	[b]	99,998,810
Toronto-Dominion Bank/NY (Yankee)
1.70%, 2/6/18, 1 Month LIBOR + .15%	100,000,000	[a,b]	100,030,320
Wells Fargo Bank NA (Yankee)
1.76%, 2/8/18, 1 Month LIBOR + .20%	43,000,000	[a]	43,016,349
Wells Fargo Bank NA (Yankee)
1.79%, 2/6/18, 1 Month LIBOR + .24%	100,000,000	[a]	100,012,560
Wells Fargo Bank NA (Yankee)
1.80%, 2/12/18, 1 Month LIBOR + .25%	100,000,000	[a]	99,983,610
Wells Fargo Bank NA (Yankee)
1.84%, 1/30/19, 1 Month LIBOR + .27%	100,000,000	[a]	99,989,760
Total Negotiable Bank Certificates of Deposit (cost $2,341,000,000)			2,341,209,619

Commercial Paper - 19.2%

Canadian Imperial Bank of Commerce
1.89%, 2/16/18, 1 Month LIBOR + .33%	75,000,000	[a,b]	75,035,962

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management (continued)
Description	Principal Amount ($)		Value ($)
Commercial Paper - 19.2% (continued)
Collateralized Commercial Paper Co., LLC
1.71%, 2/5/18, 1 Month LIBOR + .15%	5,000,000	[a]	5,001,520
Collateralized Commercial Paper II Co., LLC
1.71%, 2/5/18, 1 Month LIBOR + .15%	70,000,000	[a,b]	70,021,280
Collateralized Commercial Paper II Co., LLC
1.74%, 2/12/18, 1 Month LIBOR + .19%	140,000,000	[a,b]	140,014,476
Commonwealth Bank of Australia
1.73%, 2/5/18, 1 Month LIBOR + .17%	95,000,000	[a,b]	94,989,569
DBS Bank Ltd.
1.56%, 3/7/18	137,000,000	[b]	136,786,622
ING (US) Funding LLC
1.93%, 8/1/18	250,000,000		247,496,225
Mitsubishi UFJ Trust And Banking Corp
1.50%, 3/29/18	100,000,000	[b]	99,735,740
Oversea-Chinese Banking
1.56%, 3/5/18	100,000,000		99,860,390
Oversea-Chinese Banking
1.87%, 7/10/18	50,000,000		49,581,555
Toronto-Dominion Bank/NY
1.59%, 3/20/18	125,000,000	[b]	124,735,000
UBS AG/London
1.77%, 2/2/18, 1 Month LIBOR + .20%	70,000,000	[a]	70,017,696
United Overseas Bank Ltd.
1.54%, 3/6/18	100,000,000	[b]	99,853,420
Westpac Banking Corp.
1.76%, 2/28/18, 1 Month LIBOR + .19%	50,000,000	[a,b]	49,997,395
Total Commercial Paper (cost $1,363,222,029)			1,363,126,850

Asset-Backed Commercial Paper - 13.2%

Alpine Securitization Ltd.
1.53%, 3/7/18	200,000,000	[b]	199,684,020
Alpine Securitization Ltd.
1.61%, 3/28/18	60,000,000	[b]	59,841,054
Antalis SA
1.78%, 4/3/18	79,940,000	[b]	79,709,117
Atlantic Asset Securitization
1.55%, 4/27/18	150,000,000	[b]	149,356,785
Collateralized Commercial Paper Co., LLC
1.66%, 3/14/18	75,000,000		74,858,602
Collateralized Commercial Paper Co., LLC
2.04%, 8/1/18	75,000,000		74,248,868
Gotham Funding Corp.
1.58%, 3/6/18	25,000,000	[b]	24,962,340
Gotham Funding Corp.
1.67%, 3/13/18	50,000,000	[b]	49,907,750
LMA Americas LLC
1.55%, 4/13/18	50,000,000	[b]	49,828,200
LMA Americas LLC
1.58%, 3/7/18	100,000,000	[b]	99,844,930
Matchpoint Finance PLC
1.59%, 4/17/18	50,000,000	[b]	49,809,050
Old Line Funding Corp.
1.41%, 2/9/18	25,000,000	[b]	24,990,733
Total Asset-Backed Commercial Paper (cost $937,217,705)			937,041,449

Dreyfus Cash Management (continued)
Description	Principal Amount ($)	Value ($)

Time Deposits - 25.9%

Australia & New Zealand Banking Group (Grand Cayman)
1.34%, 2/1/18	234,000,000	234,000,000
BNP Paribas (Grand Cayman)
1.45%, 2/5/18	260,000,000	260,000,000
DZ Bank AG
1.35%, 2/1/18	370,000,000	370,000,000
ING Bank (London)
1.45%, 2/1/18	100,000,000	100,000,000
Royal Bank of Canada (Toronto)
1.44%, 2/1/18	300,000,000	300,000,000
Swedbank AB
1.34%, 2/1/18	330,000,000	330,000,000
U.S. Bank NA (Grand Cayman)
1.36%, 2/1/18	245,000,000	245,000,000
Total Time Deposits (cost $1,839,000,000)		1,839,000,000

Repurchase Agreements - 8.8%

ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.50%, dated 1/31/18, due 2/1/18 in the amount of $155,006,458 (fully collateralized by $20,216,991 Agency Collateralized Mortgage Obligations, Interest Only, due 5/20/45-12/15/47, value $15,692,869, $141,835,215 Corporate Debt Securities, 1.38%-9.98%, due 2/15/18-12/1/47, value $145,768,710 and $1,654,452 U.S. Treasuries, 1.88%-3%, due 11/15/20-11/15/45, value $1,675,196)	155,000,000	155,000,000
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 1.31%, dated 1/31/18, due 2/1/18 in the amount of $6,000,218 (fully collateralized by $5,956,431 U.S. Treasuries, 0.13%-6.25%, due 4/15/19-8/15/46, value $6,120,000)	6,000,000	6,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.55%, dated 1/31/18, due 2/1/18 in the amount of $60,002,583 (fully collateralized by $96,721,855 Asset-Backed Securities, 0%-6.50%, due 11/15/18-10/15/42, value $43,293,208, $9,299,804 Corporate Debt Securities, 2.33%-6.30%, due 4/23/19-9/20/47, value $9,815,673 and $26,680,377 Private Label Collateralized Mortgage Obligations, 0%-6.56%, due 8/25/25-1/25/58, value $8,691,119)	60,000,000	60,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 1.32%, dated 1/31/18, due 2/1/18 in the amount of $100,003,667 (fully collateralized by $102,050,832 U.S. Treasuries (including strips), 0%-9.13%, due 2/8/18-11/15/47, value $102,000,000)	100,000,000	100,000,000
HSBC Securities
Tri-Party Agreement thru JPMorgan Chase Bank, 1.52%, dated 1/31/18, due 2/1/18 in the amount of $200,008,444 (fully collateralized by $42,604,000 Asset-Backed Securities, 1.67%-3.18%, due 1/18/22-7/18/23, value $42,480,350 and $162,897,000 Corporate Debt Securities, 1.63%-8.28%, due 10/1/18-2/10/48, value $165,275,497)	200,000,000	200,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management (continued)
Description	Principal Amount ($)	Value ($)
Repurchase Agreements - 8.8% (continued)
Natixis
Tri-Party Agreement thru BNY Mellon, 1.57%, dated 1/2/18, due 3/7/18 in the amount of $100,004,353 (fully collateralized by $158,660,620 Agency Collateralized Mortgage Obligations, Interest Only, due 11/25/22-6/20/64, value $6,931,614, $100,094,964 Agency Debentures, Interest Only, due 4/15/36-8/15/45, value $978,767, $35,481,464 Agency Mortgage-Backed Securities, Interest Only, due 6/1/29-1/1/48, value $29,885,476 and $55,046,400 U.S. Treasuries (including strips), 0%-8.75%, due 4/26/18-11/15/47, value $64,589,327)	100,000,000	100,000,000
Total Repurchase Agreements (cost $621,000,000)		621,000,000
Total Investments (cost $7,101,439,734)	100.1%	7,101,377,918
Liabilities, Less Cash and Receivables	(.1%)	(3,761,040)
Net Assets	100.0%	7,097,616,878

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to $2,952,288,453 or 41.6% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	83.3
Repurchase Agreements	8.8
Finance	5.5
Asset-Backed/MultiSeller Programs	2.5
100.1

† Based on net assets.
See notes to financial statements.

Dreyfus Government Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 50.2%
Federal Farm Credit Bank:
2/1/18, EFFR - .01%	1.41	350,000,000	[a]	350,000,000
2/1/18, FCPR - 3.08%	1.42	100,000,000	[a]	100,000,000
2/1/18, FCPR - 3.08%	1.42	265,000,000	[a]	264,977,306
2/1/18, EFFR + .05%	1.43	150,000,000	[a]	150,000,000
2/1/18, FCPR - 3.08%	1.43	200,000,000	[a]	199,983,852
2/1/18, FCPR - 3.06%	1.43	135,000,000	[a]	135,018,126
2/1/18, FCPR - 3.08%	1.43	60,000,000	[a]	59,995,222
2/1/18, FCPR - 3.08%	1.43	97,000,000	[a]	96,992,009
2/1/18, EFFR + .01%	1.43	200,000,000	[a]	200,000,000
2/1/18, FCPR - 3.08%	1.43	75,000,000	[a]	74,989,067
2/1/18, FCPR - 3.05%	1.46	100,000,000	[a]	99,990,228
2/1/18, FCPR - 3.04%	1.47	100,000,000	[a]	99,994,023
2/1/18, FCPR - 3.03%	1.47	100,000,000	[a]	99,996,837
2/1/18, 1 Month LIBOR - .07%	1.50	395,000,000	[a]	394,977,958
2/1/18, EFFR + .17%	1.61	15,000,000	[a]	14,998,407
2/1/18, FCPR - 2.90%	1.61	50,000,000	[a]	49,999,611
2/1/18, 1 Month LIBOR + .05%	1.62	200,000,000	[a]	199,992,463
2/1/18, FCPR - 2.98%	1.63	125,000,000	[a]	124,981,553
2/1/18, FCPR - 2.88%	1.63	115,000,000	[a]	114,995,841
2/1/18, FCPR - 2.78%	1.63	50,000,000	[a]	50,015,971
2/1/18, FCPR - 2.83%	1.67	100,000,000	[a]	100,000,000
2/1/18, FCPR - 2.85%	1.67	100,000,000	[a]	99,989,502
2/1/18, FCPR - 2.83%	1.68	150,000,000	[a]	149,989,895
2/1/18, FCPR - 2.83%	1.68	250,000,000	[a]	249,982,607
2/1/18, FCPR - 2.83%	1.68	125,000,000	[a]	124,992,314
2/3/18, 1 Month LIBOR - .09%	1.48	150,000,000	[a]	149,989,250
2/3/18, 1 Month LIBOR + .05%	1.61	244,450,000	[a]	244,450,000
2/4/18, 1 Month LIBOR - .06%	1.50	105,000,000	[a]	104,994,983
2/5/18, 1 Month LIBOR + .05%	1.61	200,000,000	[a]	200,000,000
2/6/18, 1 Month LIBOR - .04%	1.52	100,000,000	[a]	100,000,000
2/8/18, 1 Month LIBOR + .04%	1.60	275,000,000	[a]	274,989,370
2/10/18, 1 Month LIBOR + .04%	1.55	160,000,000	[a]	160,069,347
2/12/18, 1 Month LIBOR + .11%	1.66	150,000,000	[a]	150,000,000
2/13/18, 1 Month LIBOR - .03%	1.53	100,000,000	[a]	100,000,000
2/14/18, 1 Month LIBOR - .02%	1.54	300,000,000	[a]	300,000,000
2/15/18, 1 Month LIBOR - .09%	1.47	150,000,000	[a]	150,000,000
2/15/18, 1 Month LIBOR + .15%	1.52	80,200,000	[a]	80,367,243
2/17/18, 1 Month LIBOR - .05%	1.51	250,000,000	[a]	249,991,939
2/19/18, 1 Month LIBOR + .07%	1.63	200,000,000	[a]	200,000,000
2/20/18, 1 Month LIBOR - .07%	1.50	125,000,000	[a]	125,000,000
2/24/18, 1 Month LIBOR - .09%	1.48	89,865,000	[a]	89,865,000
2/24/18, 1 Month LIBOR - .04%	1.52	100,000,000	[a]	99,996,863
2/25/18, 1 Month LIBOR - .04%	1.53	400,000,000	[a]	400,000,000
2/27/18, 1 Month LIBOR + .01%	1.58	300,000,000	[a]	299,992,509
2/27/18, 1 Month LIBOR + .03%	1.60	225,000,000	[a]	224,993,282
2/28/18, 1 Month LIBOR + .13%	1.68	170,000,000	[a]	170,008,348
Federal Home Loan Bank:
2/1/18, 1 Month LIBOR - .05%	1.53	200,000,000	[a]	199,991,574
2/3/18, 1 Month LIBOR - .09%	1.48	175,000,000	[a]	175,000,000
2/4/18, 1 Month LIBOR - .07%	1.49	225,000,000	[a]	225,000,000
2/5/18, 1 Month LIBOR - .05%	1.51	225,000,000	[a]	225,000,000
2/6/18	1.25	75,000,000		74,986,979
2/6/18, 1 Month LIBOR + 0%	1.55	300,000,000	[a]	300,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 50.2% (continued)
Federal Home Loan Bank: (continued)
2/7/18	1.30	611,600,000		611,467,209
2/7/18, 1 Month LIBOR - .05%	1.51	110,000,000	[a]	109,995,325
2/7/18, 1 Month LIBOR + .05%	1.61	300,000,000	[a]	300,000,000
2/8/18, 1 Month LIBOR - .13%	1.43	500,000,000	[a]	500,000,000
2/8/18, 1 Month LIBOR - .07%	1.49	250,000,000	[a]	250,000,000
2/8/18, 1 Month LIBOR - .07%	1.49	750,000,000	[a]	750,000,000
2/8/18, 1 Month LIBOR - .07%	1.49	250,000,000	[a]	250,000,000
2/9/18	1.29	459,551,000		459,419,560
2/9/18, 1 Month LIBOR - .06%	1.49	500,000,000	[a]	500,000,000
2/9/18, 1 Month LIBOR - .04%	1.51	100,000,000	[a]	100,000,013
2/9/18, 1 Month LIBOR + .03%	1.58	100,000,000	[a]	100,000,000
2/10/18, 3 Month LIBOR - .19%	1.23	250,000,000	[a]	250,000,000
2/10/18, 1 Month LIBOR - .13%	1.42	200,000,000	[a]	200,000,000
2/11/18, 1 Month LIBOR - .14%	1.42	500,000,000	[a]	500,000,000
2/12/18, 1 Month LIBOR - .07%	1.48	344,750,000	[a]	344,750,000
2/13/18, 3 Month LIBOR - .23%	1.18	190,750,000	[a]	190,757,037
2/13/18, 1 Month LIBOR - .08%	1.48	200,000,000	[a]	200,000,000
2/14/18	1.29	200,000,000		199,906,942
2/15/18	1.34	215,000,000		214,887,961
2/16/18	1.13	293,000,000		292,862,412
2/17/18, 1 Month LIBOR - .12%	1.44	340,000,000	[a]	340,000,000
2/17/18, 1 Month LIBOR - .09%	1.47	500,000,000	[a]	500,000,000
2/18/18, 1 Month LIBOR - .16%	1.40	485,000,000	[a]	485,000,000
2/18/18, 1 Month LIBOR - .16%	1.40	500,000,000	[a]	500,000,000
2/18/18, 1 Month LIBOR - .14%	1.42	500,000,000	[a]	500,000,000
2/18/18, 1 Month LIBOR - .06%	1.50	25,000,000	[a]	25,000,000
2/18/18, 1 Month LIBOR - .03%	1.53	200,000,000	[a]	200,000,000
2/19/18, 1 Month LIBOR - .07%	1.49	200,000,000	[a]	200,000,000
2/19/18, 1 Month LIBOR + 0%	1.56	100,000,000	[a]	100,000,000
2/21/18	1.30	500,000,000		499,638,889
2/22/18, 3 Month LIBOR + 0%	1.45	50,000,000	[a]	50,000,000
2/26/18, 3 Month LIBOR - .16%	1.30	250,000,000	[a]	250,000,000
2/26/18, 1 Month LIBOR - .12%	1.44	100,000,000	[a]	100,000,000
2/27/18, 1 Month LIBOR + .05%	1.62	200,000,000	[a]	200,000,000
2/28/18	1.26	571,200,000		570,660,949
2/28/18, 1 Month LIBOR - .12%	1.45	250,000,000	[a]	250,000,000
2/28/18, 1 Month LIBOR - .12%	1.45	125,000,000	[a]	125,000,000
2/28/18, 1 Month LIBOR - .12%	1.45	500,000,000	[a]	500,000,000
2/28/18, 1 Month LIBOR - .07%	1.50	200,000,000	[a]	200,000,000
2/28/18, 1 Month LIBOR + 0%	1.57	250,000,000	[a]	250,000,000
3/2/18	1.32	626,000,000		625,333,930
3/5/18, 1 Month LIBOR - .17%	1.41	750,000,000	[a]	750,000,000
3/7/18	1.31	1,308,000,000		1,306,380,413
3/9/18	1.35	200,559,000		200,288,096
3/14/18, 3 Month LIBOR + .13%	1.45	200,000,000	[a]	199,987,671
3/16/18	1.33	566,000,000		565,104,902
3/20/18	1.36	925,000,000		923,363,649
3/21/18	1.34	350,000,000		349,374,667
3/23/18	1.34	300,000,000		299,440,972
3/26/18	1.36	800,000,000		798,403,375
3/27/18	1.31	250,000,000		249,512,500
3/28/18	1.36	1,800,000,000		1,796,283,299
3/29/18	1.36	1,200,000,000		1,197,473,778
4/2/18	1.40	500,000,000		498,837,500
4/4/18	1.41	300,000,000		299,272,792

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 50.2% (continued)
Federal Home Loan Bank: (continued)
4/9/18	1.41	200,000,000		199,475,167
4/20/18, 3 Month LIBOR - .25%	1.49	250,000,000	[a]	250,000,000
4/24/18, 3 Month LIBOR - .25%	1.49	250,000,000	[a]	250,000,000
4/24/18, 3 Month LIBOR - .25%	1.49	250,000,000	[a]	250,000,000
4/24/18, 3 Month LIBOR - .25%	1.49	250,000,000	[a]	250,000,000
Federal National Mortgage Association:
3/21/18, 3 Month LIBOR - .05%	1.59	500,000,000	[a,b]	500,000,000
Overseas Private Investment Corp.:
2/7/18, 3 Month U.S. T-BILL + 0%	1.47	53,600,000	[a]	53,600,000
2/7/18, 3 Month U.S. T-BILL + 0%	1.47	10,000,000	[a]	10,000,000
2/7/18, 3 Month U.S. T-BILL + 0%	1.50	50,000,000	[a]	50,000,000
2/7/18, 3 Month U.S. T-BILL + 0%	1.50	15,000,000	[a]	15,000,000
Tennessee Valley Authority:
2/13/18	1.35	413,920,000		413,733,736
Total U.S. Government Agencies (cost $33,151,752,223)				33,151,752,223

U.S. Treasury Bills - 1.5%
4/19/18 (cost $997,369,167)	1.24	1,000,000,000		997,369,167

U.S. Treasury Floating Rate Notes - .5%
2/1/18, 3 Month U.S. T-BILL + .17% (cost $300,022,445)	1.59	300,000,000	[a]	300,022,445

U.S. Treasury Notes - 3.7%
2/28/18	1.14	250,000,000		249,927,021
2/28/18	1.15	250,000,000		250,294,006
3/31/18	1.19	144,000,000		143,893,998
3/31/18	1.19	100,000,000		100,270,956
4/15/18	1.20	334,000,000		333,689,702
4/30/18	1.20	325,000,000		324,542,635
4/30/18	1.22	350,000,000		351,168,569
6/15/18	1.20	468,948,000		468,799,636
8/31/18	1.38	200,000,000		200,131,663
Total U.S. Treasury Notes (cost $2,422,718,186)				2,422,718,186

Repurchase Agreements - 45.3%
Bank of Nova Scotia	1.31	400,000,000		400,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $400,014,556 (fully collateralized by $24,767,000 Agency Debentures, 1.03%, due 5/21/18, value $24,777,753, $663,888,455 Agency Mortgage-Backed Securities, Interest Only, due 5/1/21-10/1/47, value $361,063,299 and $22,325,200 U.S. Treasuries, 1.25%, due 8/31/19, value $22,158,948)

Barclays Bank	1.35	200,000,000		200,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $200,007,500 (fully collateralized by $192,115,700 U.S. Treasuries (including strips), 0%-8.50%, due 3/29/18-8/15/47, value $204,000,038)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 45.3% (continued)
BNP Paribas	1.32	900,000,000	900,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/12/18, due 2/12/18 in the amount of $901,023,000 (fully collateralized by $106,837,478 Agency Debentures, Interest Only, due 2/1/19-11/15/43, value $22,366,501, $1,678,161,372 Agency Mortgage-Backed Securities, Interest Only, due 6/1/23-9/20/62, value $894,673,520 and $959,201 U.S. Treasuries (including strips), 0%-3.75%, due 4/30/18-8/15/45, value $959,978)

BNP Paribas	1.33	795,000,000	795,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $795,029,371 (fully collateralized by $792,345,605 U.S. Treasuries (including strips), 0%-6.75%, due 2/15/18-8/15/46, value $810,900,000)

CIBC (NEW YORK)	1.32	2,000,000,000	2,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $2,000,073,333 (fully collateralized by $397,020,833 Agency Mortgage-Backed Securities, Interest Only, due 10/20/42-11/15/59, value $232,771,914 and $1,731,607,300 U.S. Treasuries (including strips), 0%-8%, due 3/31/18-5/15/47, value $1,807,228,245)

Credit Agricole CIB	1.32	52,000,000	52,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $52,001,907 (fully collateralized by $53,066,433 U.S. Treasuries (including strips), 0%-9.13%, due 2/8/18-11/15/47, value $53,040,000)

Credit Agricole CIB	1.33	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/18, due 2/1/18 in the amount of $500,129,306 (fully collateralized by $548,540,100 U.S. Treasuries, 1.63%-2.50%, due 1/31/25-5/15/26, value $510,000,013)

Credit Agricole CIB	1.34	300,000,000	300,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $300,011,167 (fully collateralized by $329,064,400 U.S. Treasuries, 1.38%-1.63%, due 9/30/23-5/15/26, value $306,000,064)

Federal Reserve Bank of New York	1.25	400,000,000	400,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $400,013,889 (fully collateralized by $386,979,300 U.S. Treasuries, 1.13%-3.50%, due 3/31/20-5/31/24, value $400,013,946)

Goldman Sachs & Co.	1.30	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/30/18, due 2/6/18 in the amount of $500,126,389 (fully collateralized by $108,509,312 Agency Debentures, Interest Only, due 3/1/27-11/1/42, value $6,050,186, $838,682,143 Agency Mortgage-Backed Securities, Interest Only, due 8/1/19-1/15/53, value $438,455,129 and $66,802,000 U.S. Treasuries, 2.25%, due 1/31/24, value $65,494,685)

Goldman Sachs & Co.	1.32	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/7/18 in the amount of $500,128,333 (fully collateralized by $7,865,478 Agency Debentures, Interest Only, due 11/15/19-11/1/40, value $818,898 and $1,023,810,578 Agency Mortgage-Backed Securities, Interest Only, due 2/1/23-12/15/52, value $509,181,102)

HSBC USA Inc.	1.30	600,000,000	600,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/30/18, due 2/6/18 in the amount of $600,151,667 (fully collateralized by $452,065,000 U.S. Treasuries, 1.75%-2.38%, due 1/15/25-1/15/28, value $612,002,175)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Repurchase Agreements - 45.3% (continued)
HSBC USA Inc.	1.34	400,000,000		400,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/18, due 2/1/18 in the amount of $400,014,889 (fully collateralized by Cash $81,115,000 and $326,145,000 U.S. Treasuries (including strips), 0%, due 4/12/18, value $325,267,684)

JPMorgan Chase & Co.	1.33	250,000,000		250,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/4/18, due 2/5/18 in the amount of $250,295,556 (fully collateralized by $342,299,734 Agency Mortgage-Backed Securities, Interest Only, due 4/20/32-8/15/59, value $255,003,746)

JPMorgan Chase & Co.	1.34	500,000,000		500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/18, due 2/1/18 in the amount of $500,018,611 (fully collateralized by $589,800,314 Agency Mortgage-Backed Securities, Interest Only, due 10/15/21-10/15/59, value $510,002,601)

JPMorgan Chase & Co.	1.37	400,000,000		400,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/18, due 2/1/18 in the amount of $400,015,222 (fully collateralized by $424,010,700 U.S. Treasuries, 1.50%-1.63%, due 8/15/22-8/15/26, value $408,002,041)

Merrill Lynch & Co. Inc.	1.35	120,000,000		120,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $120,004,500 (fully collateralized by $142,069,617 Agency Mortgage-Backed Securities, Interest Only, due 4/20/47, value $122,400,001)

Merrill Lynch & Co. Inc.	1.43	875,000,000	[c]	875,000,000

Tri-Party Agreement thru BNY Mellon, dated 11/4/16-11/7/16, due 5/7/18 in the amount of $875,034,757 (fully collateralized by $10,716,293,798 Agency Collateralized Mortgage Obligations, Interest Only, due 11/15/25-12/20/67, value $945,000,000)

Natixis New York Branch	1.31	3,000,000,000		3,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/7/18 in the amount of $3,000,764,167 (fully collateralized by $3,062,756,400 U.S. Treasuries (including strips), 0%-8.75%, due 3/22/18-2/15/46, value $3,060,000,020)

Natixis New York Branch	1.32	1,000,000,000		1,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $1,000,036,667 (fully collateralized by $1,045,554,255, U.S. Treasuries (including strips), 0%-8.75%, due 2/8/18-5/15/46, value $1,020,000,038)

Nomura Securities International Inc.	1.30	1,500,000,000		1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/30/18, due 2/6/18 in the amount of $1,500,379,167 (fully collateralized by $1,481,635,384 U.S. Treasuries (including strips), 0%-8.75%, due 3/8/18-2/15/46, value $1,530,000,015)

Nomura Securities International Inc.	1.35	1,800,000,000		1,800,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/7/18 in the amount of $1,800,472,500 (fully collateralized by $1,897,360,679 U.S. Treasuries (including strips), 0%-8%, due 2/1/18-11/15/47, value $1,836,000,012)

Nomura Securities International Inc.	1.36	3,000,000,000		3,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $3,000,113,333 (fully collateralized by $54,153,816 Agency Collateralized Mortgage Obligations, Interest Only, due 10/25/31-12/15/47, value $6,140,507, $139,894,685 Agency Debentures, Interest Only, due 2/1/19-10/9/19, value $134,432,394 and $5,605,854,165 Agency Mortgage-Backed Securities, Interest Only, due 8/1/18-1/20/68, value $2,919,768,329)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 45.3% (continued)
Prudential Insurance	1.37	515,312,500	515,312,500
dated 1/31/18, due 2/1/18 in the amount of $515,332,111 (fully collateralized by $813,000,000 U.S. Treasuries (including strips), 0%-3.375%, due 5/15/18-11/15/45, value $525,618,750)
Prudential Legacy Insurance Company of New Jersey	1.37	162,932,500	162,932,500
dated 1/31/18, due 2/1/18 in the amount of $162,938,700 (fully collateralized by $273,000,000 U.S. Treasuries (including strips), 0%, due 2/15/29-5/15/39, value $166,191,150)
RBC Dominion Securities	1.29	1,400,000,000	1,400,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $1,400,050,167 (fully collateralized by $2,470,973,463 Agency Mortgage-Backed Securities, Interest Only, due 11/1/32-10/20/47, value $1,175,692,064 and $255,863,400 U.S. Treasuries, 1.38%-2.75%, due 3/31/19-11/15/47, value $252,308,011)

Royal Bank Of Canada	1.29	3,500,000,000	3,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $3,500,125,417 (fully collateralized by $844,631,784 Agency Collateralized Mortgage Obligations, Interest Only, due 3/25/36-11/20/47, value $187,120,904, $5,305,636,986 Agency Mortgage-Backed Securities, Interest Only, due 12/1/18-6/20/63, value $3,225,782,939 and $135,346,700 U.S. Treasuries, 0.13%-2.25%, due 4/15/20-11/15/27, value $135,495,845)

UBS Securities LLC	1.37	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $500,019,028 (fully collateralized by $488,518,547 U.S. Treasuries (including strips), 0%-9.13%, due 2/15/18-11/15/47, value $510,000,061)

Wells Fargo Securities LLC	1.34	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/12/18, due 2/12/18 in the amount of $500,576,944 (fully collateralized by $507,686,313 Agency Mortgage-Backed Securities, Interest Only, due 6/1/32-1/1/48, value $510,000,001)

Wells Fargo Securities LLC	1.36	3,300,000,000	3,300,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $3,300,124,667 (fully collateralized by $4,182,548,577 Agency Mortgage-Backed Securities, Interest Only, due 10/1/21-10/1/56, value $3,366,000,000)

Total Repurchase Agreements (cost $29,870,245,000)			29,870,245,000
Total Investments (cost $66,742,107,021)		101.2%	66,742,107,021
Liabilities, Less Cash and Receivables		(1.2%)	(767,423,801)
Net Assets		100.0%	65,974,683,220

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2018, these securities amounted to $875,000,000 or 1.33% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	45.3
Federal Home Loan Bank	37.3
Federal Farm Credit Bank	11.3
U.S. Treasury Notes	3.7
U.S. Treasury Bills	1.5
Federal National Mortgage Association	.8
Tennessee Valley Authority	.6
U.S. Treasury Floating Rate Notes	.5
Overseas Private Investment Corp.	.2
101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 64.7%
Federal Farm Credit Bank:
2/1/18, FCPR - 3.08%	1.42	25,000,000	[a]	24,997,859
2/1/18, FCPR - 3.06%	1.43	50,000,000	[a]	50,006,713
2/1/18, FCPR - 3.05%	1.45	45,000,000	[a]	45,000,000
2/1/18, 1 Month LIBOR - .07%	1.50	5,000,000	[a]	4,999,721
2/1/18, EFFR + .17%	1.61	25,000,000	[a]	24,997,345
2/3/18, 1 Month LIBOR - .09%	1.48	50,000,000	[a]	49,996,417
2/3/18, 1 Month LIBOR - .06%	1.51	20,000,000	[a]	19,998,833
2/3/18, 1 Month LIBOR + .05%	1.61	30,000,000	[a]	30,000,000
2/15/18, 1 Month LIBOR + .15%	1.51	10,000,000	[a]	10,021,401
2/16/18, 1 Month LIBOR - .02%	1.56	50,000,000	[a]	49,997,889
2/22/18, 1 Month LIBOR + .03%	1.61	50,000,000	[a]	49,998,612
2/24/18, 1 Month LIBOR - .04%	1.52	50,000,000	[a]	49,998,431
2/28/18, 1 Month LIBOR + .07%	1.64	50,000,000	[a]	49,997,924
Federal Home Loan Bank:
2/1/18	1.20	205,000,000		205,000,000
2/7/18	1.29	368,900,000		368,820,482
2/9/18	1.31	150,000,000		149,956,333
2/9/18, 1 Month LIBOR - .04%	1.51	25,000,000	[a]	25,000,003
2/10/18, 1 Month LIBOR - .07%	1.49	50,000,000	[a]	50,000,000
2/12/18	1.27	50,300,000		50,280,481
2/13/18	1.30	20,000,000		19,991,333
2/15/18	1.35	100,000,000		99,947,694
2/16/18	1.22	126,230,000		126,166,127
2/19/18, 1 Month LIBOR - .07%	1.49	25,000,000	[a]	25,000,000
2/19/18, 1 Month LIBOR + 0%	1.56	25,000,000	[a]	25,000,000
2/21/18	1.30	300,000,000		299,783,333
2/22/18, 3 Month LIBOR + 0%	1.45	50,000,000	[a]	50,000,000
2/23/18, 1 Month LIBOR - .04%	1.52	25,000,000	[a]	25,001,371
2/26/18, 1 Month LIBOR - .17%	1.40	150,000,000	[a]	150,000,000
2/26/18, 1 Month LIBOR - .12%	1.44	100,000,000	[a]	100,000,000
2/27/18	1.30	500,000,000		499,530,555
2/28/18, 1 Month LIBOR - .06%	1.50	5,000,000	[a]	5,000,405
3/5/18, 1 Month LIBOR - .17%	1.41	100,000,000	[a]	100,000,000
3/7/18	1.32	175,000,000		174,782,660
3/9/18	1.15	51,700,000		51,641,062
3/20/18	1.36	25,000,000		24,955,774
4/9/18	1.41	50,000,000		49,868,792
Tennessee Valley Authority:
2/6/18	1.31	27,460,000		27,455,004
2/13/18	1.32	56,000,000		55,975,304
Total U.S. Government Agencies (cost $3,219,167,858)				3,219,167,858

U.S. Treasury Bills - 22.0%
2/1/18	1.22	98,000,000		98,000,000
2/8/18	1.20	100,000,000		99,976,667
2/22/18	1.10	300,000,000		299,808,667
3/22/18	1.36	300,000,000		299,445,687
5/24/18	1.43	200,000,000		199,119,555
7/12/18	1.56	50,000,000		49,653,403

Dreyfus Government Securities Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 22.0% (continued)
7/19/18	1.60	50,000,000		49,629,000
Total U.S. Treasury Bills (cost $1,095,632,979)				1,095,632,979

U.S. Treasury Floating Rate Notes - 4.0%
2/1/18, 3 Month U.S. T-BILL + .05%	1.48	50,000,000	[a]	50,002,619
2/1/18, 3 Month U.S. T-BILL + .06%	1.49	25,000,000	[a]	25,001,834
2/1/18, 3 Month U.S. T-BILL + .19%	1.59	75,000,000	[a]	75,005,716
2/1/18, 3 Month U.S. T-BILL + .17%	1.59	50,000,000	[a]	50,003,741
Total U.S. Treasury Floating Rate Notes (cost $200,013,910)				200,013,910

U.S. Treasury Notes - 11.3%
2/28/18	1.13	50,000,000		49,985,659
3/31/18	1.40	130,000,000		130,291,611
4/30/18	1.42	250,000,000		249,511,552
7/31/18	1.59	130,000,000		129,849,277
Total U.S. Treasury Notes (cost $559,638,099)				559,638,099
Total Investments (cost $5,074,452,846)		102.0%		5,074,452,846
Liabilities, Less Cash and Receivables		(2.0%)		(101,263,970)
Net Assets		100.0%		4,973,188,876

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	53.8
U.S. Treasury Bills	22.0
U.S. Treasury Notes	11.3
Federal Farm Credit Bank	9.2
U.S. Treasury Floating Rate Notes	4.0
Tennessee Valley Authority	1.7
102.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury & Agency Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 21.6%
2/1/18	1.25	183,000,000		183,000,000
3/22/18	1.35	1,000,000,000		998,162,840
7/12/18	1.57	2,800,000,000		2,780,495,297
7/26/18	1.63	500,000,000		496,074,653
Total U.S. Treasury Bills (cost $4,457,732,790)				4,457,732,790

U.S. Treasury Floating Rate Notes - 21.8%
2/1/18, 3 Month U.S. T-BILL + .05%	1.46	625,000,000	[a]	625,188,836
2/1/18, 3 Month U.S. T-BILL + .06%	1.49	100,000,000	[a]	100,007,336
2/1/18, 3 Month U.S. T-BILL + .07%	1.50	375,000,000	[a]	375,028,899
2/1/18, 3 Month U.S. T-BILL + .14%	1.53	1,555,000,000	[a]	1,555,755,845
2/1/18, 3 Month U.S. T-BILL + .17%	1.60	600,000,000	[a]	600,035,538
2/1/18, 3 Month U.S. T-BILL + .17%	1.60	495,000,000	[a]	495,027,247
2/1/18, 3 Month U.S. T-BILL + .19%	1.60	755,000,000	[a]	755,042,452
Total U.S. Treasury Floating Rate Notes (cost $4,506,086,153)				4,506,086,153

U.S. Treasury Notes - 15.5%
2/15/18	1.12	358,700,000		359,017,176
2/15/18	1.16	255,000,000		254,982,033
2/28/18	1.13	202,126,000		202,068,628
2/28/18	1.14	550,294,000		550,946,032
3/31/18	1.16	475,000,000		474,670,233
3/31/18	1.26	317,000,000		317,809,851
5/15/18	1.18	100,000,000		100,754,691
5/15/18	1.18	100,000,000		99,946,277
5/31/18	1.18	100,000,000		100,380,768
5/31/18	1.37	244,726,000		244,419,998
7/15/18	1.58	200,000,000		199,350,009
8/31/18	1.38	300,000,000		300,197,494
Total U.S. Treasury Notes (cost $3,204,543,190)				3,204,543,190

Repurchase Agreements - 41.1%
ABN AMRO Bank	1.32	400,000,000		400,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $400,014,667 (fully collateralized by $415,480,067 U.S. Treasuries, 0.75%-3%, due 7/31/18-8/15/46, value $408,000,493)
ABN AMRO Bank	1.34	275,000,000		275,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $275,010,236 (fully collateralized by $279,792,680 Agency Mortgage-Backed Securities, Interest Only, due 7/20/41-2/20/47, value $87,543,540 and $191,649,333 U.S. Treasuries, 1%-3%, due 11/30/18-11/15/45, value $192,956,462)

CIBC (NEW YORK)	1.32	1,000,000,000		1,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $1,000,036,667 (fully collateralized by $1,033,121,400 U.S. Treasuries, 0.50%-2.75%, due 12/31/18-8/15/46, value $1,020,000,050)

Dreyfus Treasury & Agency Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 41.1% (continued)
Citigroup Global Markets Holdings Inc.	1.32	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $250,009,167 (fully collateralized by $253,299,900 U.S. Treasuries, 1.13%-7.13%, due 7/31/19-8/15/27, value $255,000,086)

Credit Agricole CIB	1.31	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/18, due 2/1/18 in the amount of $500,127,361 (fully collateralized by $499,024,600 U.S. Treasuries, 1.13%-3.75%, due 1/15/21-5/15/45, value $510,000,094)

Credit Agricole CIB	1.32	939,000,000	939,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $939,034,430 (fully collateralized by $958,257,311 U.S. Treasuries (including strips), 0%-9.13%, due 2/8/18-11/15/47, value $957,780,002)

Deutsche Bank	1.34	600,000,000	600,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $600,022,333 (fully collateralized by $560,333,828 U.S. Treasuries (including strips), 0%-9.13%, due 5/15/18-2/15/47, value $612,000,000)

Federal Reserve Bank of New York	1.25	600,000,000	600,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $600,020,833 (fully collateralized by $578,801,500 U.S. Treasuries, 2%-3.50%, due 5/15/20-5/31/24, value $600,020,885)
HSBC USA Inc.	1.28	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/26/18, due 2/2/18 in the amount of $500,124,444 (fully collateralized by $533,052,900 U.S. Treasuries, 2%, due 6/30/24-11/15/26, value $510,004,631)

JPMorgan Chase & Co.	1.37	350,000,000	350,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/18, due 2/1/18 in the amount of $350,013,319 (fully collateralized by $363,190,500 U.S. Treasuries, 1.13%-2%, due 5/31/19-11/30/22, value $357,001,038)

Natixis New York Branch	1.31	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/7/18 in the amount of $1,500,382,083 (fully collateralized by $1,531,378,200 U.S. Treasuries (including strips), 0%-8.75%, due 3/22/18-2/15/46, value $1,530,000,010)

Natixis New York Branch	1.32	800,000,000	800,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $800,029,333 (fully collateralized by $836,443,404 U.S. Treasuries (including strips), 0%-8.75%, due 2/8/18-5/15/46, value $816,000,031)

Prudential Insurance	1.37	74,462,500	74,462,500
dated 1/31/18, due 2/1/18 in the amount of $74,465,334 (fully collateralized by $140,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-2/15/40, value $75,951,750)
Prudential Legacy Insurance Company of New Jersey	1.37	192,725,000	192,725,000
dated 1/31/18, due 2/1/18 in the amount of $192,732,334 (fully collateralized by $445,000,000 U.S. Treasuries (including strips), 0%, due 2/15/45-8/15/45, value $196,579,500)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 41.1% (continued)
UBS Securities LLC	1.37	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/18, due 2/1/18 in the amount of $500,019,028 (fully collateralized by $506,829,121 U.S. Treasuries (including strips), 0%-8.75%, due 2/8/18-5/15/47, value $510,000,039)

Total Repurchase Agreements (cost $8,481,187,500)			8,481,187,500
Total Investments (cost $20,649,549,633)		100.0%	20,649,549,633
Cash and Receivables (Net)		.0%	4,794,599
Net Assets		100.0%	20,654,344,232

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	41.1
U.S. Treasury Floating Rate Notes	21.8
U. S. Treasury Bills	21.6
U.S. Treasury Notes	15.5
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 87.5%
2/1/18	1.20	3,625,073,000		3,625,073,000
2/8/18	1.26	486,000,000		485,881,120
2/15/18	1.28	2,293,000,000		2,291,860,180
2/22/18	1.26	5,653,000,000		5,648,871,388
3/1/18	1.32	134,000,000		133,862,427
3/8/18	1.31	625,000,000		624,205,816
3/15/18	1.31	4,125,000,000		4,118,716,479
3/22/18	1.35	1,865,000,000		1,861,584,877
3/29/18	1.38	175,000,000		174,625,694
4/5/18	1.28	500,000,000		498,880,000
4/26/18	1.40	4,623,000,000		4,607,902,827
5/3/18	1.40	3,420,000,000		3,407,932,642
5/17/18	1.41	15,000,000		14,938,743
7/19/18	1.61	1,595,000,000		1,583,125,912
7/26/18	1.63	900,000,000		892,926,476
Total U.S. Treasury Bills (cost $29,970,387,581)				29,970,387,581

U.S. Treasury Floating Rate Notes - 18.3%
2/1/18, 3 Month LIBOR + .048%	1.47	1,100,000,000	[a]	1,100,255,823
2/1/18, 3 Month U.S. T-BILL + .06%	1.48	600,000,000	[a]	600,087,173
2/1/18, 3 Month U.S. T-BILL + .07%	1.50	700,000,000	[a]	700,043,862
2/1/18, 3 Month U.S. T-BILL + .14%	1.54	1,130,000,000	[a]	1,130,363,383
2/1/18, 3 Month U.S. T-BILL + .19%	1.57	1,002,000,000	[a]	1,002,140,870
2/1/18, 3 Month U.S. T-BILL + .17%	1.58	1,000,000,000	[a]	1,000,159,693
2/1/18, 3 Month U.S. T-BILL + .17%	1.60	745,000,000	[a]	745,019,464
Total U.S. Treasury Floating Rate Notes (cost $6,278,070,268)				6,278,070,268

U.S. Treasury Notes - 2.8%
2/15/18	1.25	50,000,000		50,041,858
2/28/18	1.18	335,000,000		334,891,692
3/15/18	1.14	510,080,000		509,992,501
5/31/18	1.48	50,000,000		49,918,834
Total U.S. Treasury Notes (cost $944,844,885)				944,844,885
Total Investments (cost $37,193,302,734)		108.6%		37,193,302,734
Liabilities, Less Cash and Receivables		(8.6%)		(2,948,574,310)
Net Assets		100.0%		34,244,728,424

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	87.5
U.S. Treasury Floating Rate Notes	18.3
U.S. Treasury Notes	2.8
108.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 103.5%
Alabama - 3.5%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Refunding (Austal USA LLC Project) (LOC; Wells Fargo Bank NA)	1.16	2/7/18	8,000,000	[a,b]	8,000,000
Alaska - 1.5%
Valdez, Marine Terminal Revenue (Exxon Pipeline Company Project)	0.94	2/1/18	3,460,000	[a]	3,460,000
Arizona - 2.5%
Arizona Board of Regents, COP, Refunding (Arizona State University)	5.00	6/1/18	415,000		419,636
Arizona Board of Regents, COP, Refunding (Arizona State University)	5.00	6/1/18	250,000		252,792
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada)	1.19	2/7/18	5,000,000	[a,b,c]	5,000,000
		5,672,428
Colorado - 4.3%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	1.13	2/7/18	9,700,000	[a]	9,700,000
Delaware - .9%
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	1.15	2/7/18	2,000,000	[a]	2,000,000
District of Columbia - 4.0%
District of Columbia, Revenue (Pew Charitable Trust) (LOC; PNC Bank NA)	1.15	2/7/18	9,000,000	[a]	9,000,000
Florida - 8.5%
Gainesville Utilities System, Revenue, Refunding (Liquidity Facility; State Street Bank & Trust Co.)	1.07	2/7/18	5,000,000	[a]	5,000,000
Kissimmee Utilities Authority, CP (Liquidity Facility; JPMorgan Chase Bank NA)	1.15	3/7/18	4,000,000		4,000,000
Miami-Dade County School District, GO	1.37	2/27/18	750,000		750,418
Palm Beach County School Board, CP (Liquidity Facility; Citibank NA)	1.20	2/7/18	6,585,000	[a,b,c]	6,585,000
Pinellas County Health Facilities Authority, Health System Revenue (Baycare Health System Issue) (LOC; Northern Trust Company)	1.16	2/7/18	2,950,000	[a]	2,950,000
		19,285,418
Georgia - 3.5%
RBC Muni Products Trust (Series 2017-E113), Revenue, Refunding (LOC; Royal Bank of Canada)	1.24	2/7/18	8,000,000	[a,b,c]	8,000,000
Hawaii - 2.1%
Honolulu City & County, GO (LOC; U.S. Government Securities) (Escrowed to Maturity)	5.00	4/1/18	4,790,000		4,819,171
Illinois - 7.3%
Galesburg, Revenue (Knox College Project) (LOC; PNC Bank NA)	1.17	2/7/18	4,700,000	[a]	4,700,000
Illinois Finance Authority, Revenue (Joan W. and Irving B. Harris Theater for Music and Dance Project) (LOC; PNC Bank NA)	1.09	2/7/18	7,000,000	[a]	7,000,000
Illinois Finance Authority, Revenue (OSF Healthcare System) (LOC; Barclays Bank PLC)	1.16	2/7/18	2,000,000	[a]	2,000,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 103.5% (continued)
Illinois - 7.3% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2398) 12/01/2023, (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Citibank NA)	1.19	2/7/18	2,780,000	[a,b,c]	2,780,000
		16,480,000
Iowa - 1.6%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	1.20	2/7/18	3,485,000	[a]	3,485,000
Maryland - 10.1%
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	1.21	2/7/18	3,335,000	[a]	3,335,000
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.26	2/7/18	2,180,000	[a]	2,180,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	1.19	2/7/18	7,825,000	[a]	7,825,000
Montgomery County, EDR (American Gastroenterological Association Project) (LOC; Wells Fargo Bank)	1.24	2/7/18	900,000	[a]	900,000
Tender Option Bond Trust Receipts (Series 2017-XG0146) 11/15/2024, (Medical Health and Higher Educational Facilities Authority, Revenue) (LOC; JPMorgan Chase Bank NA)	1.19	2/7/18	8,615,000	[a,b,c]	8,615,000
		22,855,000
Massachusetts - .4%
Massachusetts Transportation Fund, Revenue (Rail Enhancement Program)	4.96	6/1/18	850,000		860,152
Michigan - 5.7%
Michigan Building Authority, Revenue, Refunding (LOC; Citibank NA)	1.14	2/7/18	5,000,000	[a]	5,000,000
Michigan Strategic Fund, LOR (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	1.21	2/7/18	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0472) 12/01/2024, (Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)) (Liquidity Facility; Citibank NA)	1.19	2/7/18	3,750,000	[a,b,c]	3,750,000
		12,750,000
Minnesota - .6%
Shakopee Independent School District #720, GO, Refunding	4.88	2/1/18	1,425,000		1,425,000
Missouri - 3.1%
RIB Floater Trust (Series 2017-010), (Health & Education Facilities Authority, Revenue (SSM Health Care)) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.21	2/7/18	7,000,000	[a,b,c]	7,000,000
Nebraska - 1.8%
Nebraska Investment Finance Authority, SFH Revenue (Liquidity Facility; FHLB)	1.07	2/7/18	4,000,000	[a]	4,000,000
New Jersey - 1.3%
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	3,000,000	[a,b,c]	3,000,000
New York - 11.7%
JPMorgan Chase Putters/Drivers Trust (Series 5012), (Battery Park City Authority, Junior Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	1.01	2/1/18	1,000,000	[a,b,c]	1,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 103.5% (continued)
New York - 11.7% (continued)
Metropolitan Transportation Authority, BAN	1.91	2/1/18	3,000,000		3,000,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	1.20	2/7/18	2,220,000	[a]	2,220,000
New York State Dormitory Authority, Personal Income Tax Revenue (Insured; US Treasury Notes) (Prerefunded)	5.00	3/15/18	2,000,000	[d]	2,008,777
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.06	2/1/18	3,000,000	[a,c]	3,000,000
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	3,000,000	[a,b,c]	3,000,000
Sachem Central School District of Holbrook, TAN	1.98	6/28/18	3,000,000		3,006,290
Tender Option Bond Trust Receipts (Series 2016-ZM0129) 9/15/2023, (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	2,000,000	[a,b,c]	2,000,000
Tompkins County Industrial Development Agency, Civic Facility Revenue (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.26	2/7/18	7,190,000	[a]	7,190,000
		26,425,067
North Carolina - 2.3%
North Carolina Medical Care Commission, Health Care Facilities Revenue, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	1.09	2/7/18	3,045,000	[a]	3,045,000
University of North Carolina, Revenue, Refunding	4.90	4/2/18	150,000		150,927
Wake County, GO, Refunding	5.00	3/1/18	2,000,000		2,005,964
		5,201,891
Ohio - 3.7%
Cleveland, Airport System Revenue (LOC; U.S. Bank NA)	1.14	2/7/18	6,980,000	[a]	6,980,000
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	1.27	2/7/18	1,475,000	[a]	1,475,000
		8,455,000
South Carolina - 6.5%
Darlington County School District, BAN	1.99	4/27/18	1,000,000		1,001,760
Georgetown County, GO, Refunding	5.00	3/1/18	300,000		300,873
South Carolina, CP (Santee Cooper) (LOC; Bank of America NA)	1.37	2/26/18	1,852,000		1,852,000
South Carolina Association of Governmental Organization, COP	3.00	3/1/18	3,550,000		3,554,922
South Carolina Association of Governmental Organizations, COP	2.98	3/1/18	4,000,000		4,006,145
Tender Option Bond Trust Receipts (Series 2017-XF2425) 12/01/2054, (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.20	2/7/18	1,880,000	[a,b,c]	1,880,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 103.5% (continued)
South Carolina - 6.5% (continued)
Tender Option Bond Trust Receipts (Series 2017-XG0149) 12/01/2050, Revenue, Refunding (Liquidity Facility; Barclays Bank PLC)	1.20	2/7/18	2,125,000	[a,b,c]	2,125,000
		14,720,700
Tennessee - 2.2%
Memphis Regional Authority, CP (Liquidity Facility; Mizuho Bank Ltd.)	1.28	2/20/18	3,000,000		3,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	1.12	2/7/18	2,000,000	[a]	2,000,000
		5,000,000
Texas - 13.9%
Alvin Independent School District, GO, Refunding (LOC; Texas Permanent School Fund Guarantor)	4.86	2/15/18	1,575,000		1,577,278
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	1.18	2/7/18	2,000,000	[a]	2,000,000
Gregg County Housing Finance Corporation, Revenue (Summer Green Project) (Insured; FNMA)	1.21	2/7/18	2,060,000	[a]	2,060,000
Lubbock Independent School District, GO Notes (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	1.18	2/7/18	5,100,000	[a]	5,100,000
Northwest Independent School District, GO, Refunding (LOC; Texas Permanent School Fund Guarantor)	4.88	2/15/18	325,000		325,465
Tender Option Bond Trust Receipts (Series 2016-XM0187) 12/15/2028, (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	1.22	2/7/18	3,000,000	[a,b,c]	3,000,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Mizuho Bank, Ltd.)	1.07	2/7/18	9,200,000	[a]	9,200,000
Texas State University, Financing Revenue, Refunding	5.00	3/15/18	500,000		502,146
Texas Transportation Commission, State Highway Fund Revenue, Refunding	4.91	4/2/18	550,000		553,380
Trinity River Authority, Water & Sewer Revenue, Refunding (Regional Waste Water System)	4.97	8/1/18	1,000,000		1,018,270
University of North Texas, CP	1.35	2/8/18	3,000,000		3,000,000
University of North Texas, CP	1.20	3/8/18	3,000,000		3,000,000
		31,336,539

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 103.5% (continued)
Wisconsin - .5%
Wisconsin, COP	4.00	3/1/18	1,000,000	1,002,296
Total Investments (cost $233,933,662)			103.5%	233,933,662
Liabilities, Less Cash and Receivables			(3.5%)	(7,981,107)
Net Assets			100.0%	225,952,555

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to $65,735,000 or 29.09% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	14.9
Industrial	12.3
City	11.4
Utility-Electric	11.0
State/Territory	9.8
Education	9.1
Transportation Services	6.3
Housing	4.5
Special Tax	4.4
County	3.1
Lease	2.2
Prerefunded	.9
Utility-Water and Sewer	.5
Other	13.1
103.5

† Based on net assets.
See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 96.5%
New York - 96.5%
Amherst Industrial Development Agency, Civic Facility Revenue (Daemen College Project) (LOC; M&T Trust)	1.21	2/7/18	2,600,000	[a]	2,600,000
Broome County, TAN	2.00	3/1/18	5,500,000		5,503,525
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	1.26	2/7/18	1,100,000	[a]	1,100,000
Corning City School District , BAN, Refunding	2.00	6/21/18	4,175,000		4,185,952
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	1.21	2/7/18	505,000	[a]	505,000
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	1.21	2/7/18	7,000,000	[a,b,c]	7,000,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	1.20	2/7/18	1,800,000	[a]	1,800,000
Nassau County, TAN	2.50	3/15/18	4,000,000		4,005,799
New York City Capital Resource Corporation, Recovery Zone Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	1.28	2/7/18	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, Multi-Family Rental Housing Revenue (2 Gold Street) (Liquidity Facility; FNMA and LOC; FNMA)	1.07	2/7/18	5,200,000	[a]	5,200,000
New York City Industrial Development Agency, Civic Facility Revenue (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	1.18	2/7/18	8,000,000	[a]	8,000,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	1.21	2/7/18	10,555,000	[a]	10,555,000
New York City Industrial Development Agency, Civic Facility Revenue (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	1.26	2/7/18	7,600,000	[a]	7,600,000
New York City Industrial Development Agency, Civic Facility Revenue (The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	1.26	2/7/18	2,655,000	[a]	2,655,000
New York City Industrial Development Agency, Civic Facility Revenue (Village Community School Project) (LOC; TD Bank)	1.26	2/7/18	2,300,000	[a]	2,300,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.98	2/1/18	1,000,000	[a]	1,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.11	2/7/18	13,000,000	[a]	13,000,000
New York State Dormitory Authority, Personal Income Tax Revenue	5.00	2/15/18	1,685,000		1,687,446
New York State Dormitory Authority, Personal Income Tax Revenue	5.00	2/15/18	200,000		200,288
New York State Dormitory Authority, Personal Income Tax Revenue (Insured; US Treasury Notes) (Prerefunded)	5.00	3/15/18	4,000,000	[d]	4,017,553
New York State Dormitory Authority, Personal Income Tax Revenue (Prerefunded)	5.00	3/15/18	2,000,000	[d]	2,008,852

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 96.5% (continued)
New York - 96.5% (continued)
New York State Dormitory Authority, Revenue (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	1.18	2/7/18	4,595,000	[a]	4,595,000
New York State Dormitory Authority, Revenue (The Rockefeller University) (Liquidity Facility; JPMorgan Chase Bank)	1.12	2/7/18	4,000,000	[a]	4,000,000
New York State Dormitory Authority, Revenue, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	1.18	2/7/18	4,000,000	[a]	4,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.06	2/1/18	4,500,000	[a]	4,500,000
New York State Housing Finance Agency, Housing Revenue (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	1.07	2/7/18	3,500,000	[a]	3,500,000
New York State Housing Finance Agency, Revenue (Barclay Street Realty) (Insured; FNMA)	1.07	2/7/18	4,445,000	[a]	4,445,000
North Babylon Union Free School District, TAN	2.00	2/15/18	2,700,000		2,700,921
Onondaga County, Trust Cultural Resource Revenue (Syracuse University Project) (LOC; Wells Fargo Bank NA)	1.10	2/7/18	1,500,000	[a]	1,500,000
Rochester, BAN, Refunding	2.25	3/13/18	210,000		210,204
Sachem Central School District of Holbrook, TAN	2.00	6/28/18	2,000,000		2,004,187
South Colonie Central School District, BAN	2.25	7/13/18	1,190,000		1,193,856
Syracuse Industrial Development Agency, Civic Facility Revenue (Community Development Properties - Vanderbilt/Larned Project) (LOC; M&T Trust)	1.32	2/7/18	965,000	[a]	965,000
Tender Option Bond Trust Receipts (Ser. 2017-SF0598), 7/1/47, Revenue, Refunding (Memorial Sloan Kettering Cancer Center) (Liquidity Facility; TD Bank NA)	1.19	2/7/18	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2015-ZF0271), 7/15/18, (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), 5/15/24, (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	1.23	2/7/18	2,320,000	[a,b,c]	2,320,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), 6/15/24, (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA)	1.18	2/7/18	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), 11/15/19, (New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	1.21	2/7/18	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2016-ZM0128), 9/15/23, (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	4,375,000	[a,b,c]	4,375,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 96.5% (continued)
New York - 96.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZM0129), 9/15/23, (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	1.19	2/7/18	2,240,000	[a,b,c]	2,240,000
Tender Option Bond Trust Receipts (Series 2017-XF0583), 5/15/24, (Liquidity Facility; JPMorgan Chase Bank NA)	1.21	2/7/18	5,300,000	[a,b,c]	5,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), 11/1/46, Revenue, Refunding (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.20	2/7/18	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), 11/1/47, Revenue, Refunding (Chapin School) (Liquidity Facility; Morgan Stanley Bank)	1.21	2/7/18	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2017-XX1046), 6/15/47, (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) (Liquidity Facility; Barclays Bank PLC)	1.18	2/7/18	4,450,000	[a,b,c]	4,450,000
Yonkers Industrial Development Agency, Revenue (Consumers Union) (LOC; JPMorgan Chase Bank NA)	1.07	2/7/18	2,000,000	[a]	2,000,000
Total Investments (cost $165,483,583)			96.5%	165,483,583
Cash and Receivables (Net)			3.5%	6,071,404
Net Assets			100.0%	171,554,987

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to $48,145,000 or 28.06% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Education	19.0
Transportation Services	11.2
Industrial	10.5
Housing	10.3
County	8.3
City	7.7
Health Care	7.4
Lease	6.2
Utility-Water and Sewer	5.2
Special Tax	4.8
Prerefunded	3.5
Other	2.4
96.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 97.5%
Alabama - 3.0%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Refunding (Austal USA LLC Project) (LOC; Wells Fargo Bank NA)	1.16	2/7/18	19,645,000	[a]	19,645,000
Alaska - 1.9%
Alaska Housing Finance Corporation, Single Family Revenue, Refunding (Various Purpose)	1.12	2/7/18	2,000,000	[a]	2,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0532), 4/01/2025, (Alaska Municipal Bond Bank Authority, Revenue) (Liquidity Facility; JPMorgan Chase Bank NA)	1.26	2/7/18	10,000,000	[a,b,c]	10,000,000
		12,000,000
Arizona - 1.2%
RBC Municipal Products Trust (Series E-85), Revenue (LOC; Royal Bank of Canada)	1.19	2/7/18	8,000,000	[a,b,c]	8,000,000
California - .8%
Tender Option Bond Trust (Series 2017-XF0578), 8/01/2044, (Liquidity Facility; TD Bank NA)	1.21	2/7/18	5,000,000	[a,b,c]	5,000,000
Colorado - 4.4%
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System Project)	1.17	2/7/18	11,245,000	[a]	11,245,000
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	1.22	2/7/18	17,025,000	[a]	17,025,000
		28,270,000
Delaware - .6%
Delaware, GO	5.00	3/1/18	4,000,000		4,012,000
District of Columbia - 1.3%
District of Columbia, Revenue (Pew Charitable Trust) (LOC; PNC Bank NA)	1.15	2/7/18	3,300,000	[a]	3,300,000
RBC Municipal Products Trust (Series E-109), (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	1.19	2/7/18	5,000,000	[a,b,c]	5,000,000
		8,300,000
Florida - 4.6%
Gainesville Utilities System, Revenue, Refunding (Liquidity Facility; State Street Bank & Trust Co.)	1.07	2/7/18	25,000,000	[a]	25,000,000
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	1.22	2/7/18	4,980,000	[a]	4,980,000
		29,980,000
Georgia - 6.5%
Paulding County Hospital Authority, RAC (Wellstar Health System) (LOC; Northern Trust Company)	1.19	2/7/18	10,000,000	[a]	10,000,000
RBC Municipal Products Trust (Series 2017-E113), Revenue, Refunding (LOC; Royal Bank of Canada)	1.24	2/7/18	12,000,000	[a,b,c]	12,000,000
RBC Municipal Products Trust (Series E-107), Revenue (Burke County Development Authority for Pollution Control) (LOC; Royal Bank of Canada)	1.22	2/7/18	20,000,000	[a,b,c]	20,000,000
		42,000,000
Illinois - 6.1%
Channahon, Revenue (Morris Hospital) (LOC; U.S. Bank NA)	1.16	2/7/18	2,200,000	[a]	2,200,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 97.5% (continued)
Illinois - 6.1% (continued)
Illinois Finance Authority, Revenue (OSF Healthcare System) (LOC; Barclays Bank PLC)	1.16	2/7/18	15,000,000	[a]	15,000,000
Illinois Finance Authority, Revenue (The University of Chicago Medical Center) (LOC; Sumitomo Mitsui Banking Corp.)	1.14	2/7/18	11,520,000	[a]	11,520,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), 7/01/2023, (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Royal Bank of Canada)	1.21	2/7/18	10,365,000	[a,b,c]	10,365,000
		39,085,000
Louisiana - 2.3%
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	1.00	2/1/18	2,200,000	[a]	2,200,000
Port of New Orleans Board of Commissioners, Subordinate Lien Revenue, Refunding (LOC; FHLB)	1.20	2/7/18	12,560,000	[a]	12,560,000
		14,760,000
Maryland - 1.8%
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.26	2/7/18	2,600,000	[a]	2,600,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	1.19	2/7/18	9,000,000	[a]	9,000,000
		11,600,000
Massachusetts - .3%
Massachusetts, RAN	2.00	4/23/18	950,000		951,653
New Bedford, BAN	2.00	5/3/18	1,000,000		1,002,010
		1,953,663
Michigan - 2.9%
Michigan Building Authority, Revenue, Refunding (LOC; Citibank NA)	1.14	2/7/18	9,000,000	[a]	9,000,000
RIB Floater Trust (Series 2017-012), (Revenue, Refunding (Eastern Michigan University)) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.21	2/7/18	10,000,000	[a,b,c]	10,000,000
		19,000,000
Minnesota - .9%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	1.18	2/7/18	5,625,000	[a]	5,625,000
Mississippi - 1.9%
Jackson County, Port Facility Revenue, Refunding (Chevron U.S.A. Inc. Project)	0.96	2/1/18	4,400,000	[a]	4,400,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.96	2/1/18	7,600,000	[a]	7,600,000
		12,000,000
Missouri - 3.1%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue, Refunding (BJC Health System)	1.14	2/7/18	20,000,000	[a]	20,000,000
New Jersey - 2.5%
Guttenberg, BAN, Refunding	2.50	3/15/18	15,975,000		15,999,602

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 97.5% (continued)
New York - 11.1%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	1.21	2/7/18	1,980,000	[a]	1,980,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	1.21	2/7/18	8,010,000	[a]	8,010,000
Metropolitan Transportation Authority, BAN	2.00	2/1/18	7,500,000		7,500,000
Metropolitan Transportation Authority, Revenue (Liquidity Facility; Citibank NA)	1.21	2/7/18	3,600,000	[a,b,c]	3,600,000
Nassau County, TAN	2.50	3/15/18	10,000,000		10,015,600
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	1.21	2/7/18	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.06	2/1/18	13,000,000	[a]	13,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.11	2/7/18	3,975,000	[a]	3,975,000
New York State Dormitory Authority, Personal Income Tax Revenue (Insured; US Treasury Notes) (Prerefunded)	5.00	3/15/18	5,000,000	[d]	5,022,700
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	1.16	2/7/18	5,635,000	[a]	5,635,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), 5/15/2024, (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	1.23	2/7/18	760,000	[a,b,c]	760,000
Tender Option Bond Trust Receipts (Series 2017-XM0516), 2/15/2042, (Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue, Refunding) (Liquidity Facility; Toronto-Dominion Bank NA)	1.21	2/7/18	9,415,000	[a,b,c]	9,415,000
		71,913,300
North Carolina - 2.5%
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	1.18	2/7/18	2,800,000	[a,b,c]	2,800,000
North Carolina Medical Care Commission, Health Care Facilities Revenue, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	1.14	2/7/18	5,020,000	[a]	5,020,000
Wake County, GO, Refunding	5.00	3/1/18	8,000,000		8,024,000
		15,844,000
South Carolina - 4.0%
South Carolina, CP (Santee Cooper) (LOC; Bank of America NA)	1.20	2/20/18	13,285,000		13,285,000
South Carolina, CP (Santee Cooper) (LOC; Bank of America NA)	1.37	2/26/18	6,000,000		6,000,120
Tender Option Bond Trust Receipts (Series 2017-XF2425), 12/01/2054, (South Carolina Public Service Authority, Revenue) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.20	2/7/18	6,225,000	[a,b,c]	6,225,000
		25,510,120

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 97.5% (continued)
Tennessee - 10.7%
Memphis Regional Authority, CP (Liquidity Facility; Mizuho Bank Ltd.)	1.35	2/8/18	20,000,000		20,001,000
Memphis Regional Authority, CP (Liquidity Facility; Mizuho Bank Ltd.)	1.28	2/20/18	12,000,000		12,000,360
Metropolitan Government Nashville & Davidson County, CP (Liquidity Facility; JPMorgan Chase Bank NA)	1.10	2/8/18	6,250,000		6,250,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	1.12	2/7/18	23,000,000	[a]	23,000,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College)	1.21	2/7/18	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2017-XG0145), 7/01/2048, (Nashville & Davidson Health Education Facility Board, Revenue (Vanderbilt University Medical Center Program)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.20	2/7/18	4,000,000	[a,b,c]	4,000,000
		69,251,360
Texas - 16.1%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	1.18	2/7/18	18,000,000	[a]	18,000,000
Belton Independent School District, GO, Refunding (Insured; Texas Permanent School Fund Guarantee Program)	2.00	2/15/18	1,030,000		1,030,278
El Paso County Waterworks and Sewer, CP (Liquidity Facility; Bank of America NA)	1.40	2/12/18	5,000,000		5,000,400
Houston Combined Utility, CP (LOC; Bank of America NA)	1.37	3/14/18	5,000,000		5,000,550
Lubbock Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America and LOC; Permanent School Fund Guarantee Program)	1.18	2/7/18	15,760,000	[a]	15,760,000
Plano Independent School District, GO, Refunding (Insured; Texas Permanent School Funding Guarantee)	5.00	2/15/18	820,000		821,107
San Antonio Water and Sewer, CP (LOC; Bank of Tokyo-Mitsubishi UFJ)	1.12	2/14/18	15,000,000		15,000,150
Tender Option Bond Trust Receipts (Series 2016-XM0187), 12/15/2028, (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	1.22	2/7/18	10,330,000	[a,b,c]	10,330,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Mizuho Bank, Ltd.)	1.07	2/7/18	10,000,000	[a]	10,000,000
Texas Transportation Commission, State Highway Fund Revenue, Refunding	4.90	4/2/18	10,000,000		10,060,600
University of Texas System Board of Regents, CP	1.20	2/15/18	11,639,000		11,639,698
Victoria Independent School District, GO (LOC; Texas Permanent School Fund)	5.00	2/15/18	1,180,000		1,181,593
		103,824,376
Utah - 6.0%
Emery County, PCR, Refunding (PacifiCorp Projects) (LOC; Canadian Imperial Bank of Commerce)	1.12	2/7/18	25,000,000	[a]	25,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 97.5% (continued)
Utah - 6.0% (continued)
Utah County, HR (Intermountain Health Care Health Services, Inc.) (Liquidity Facility; U.S. Bank NA)	1.08	2/7/18	7,000,000	[a] 7,000,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	1.19	2/7/18	6,400,000	[a] 6,400,000
		38,400,000
Virginia - .6%
University of Virginia, CP	1.18	2/14/18	4,100,000	4,100,082
Wisconsin - .4%
Mayville School District, GO (School Building & Improvement)	2.00	3/1/18	1,465,000	1,465,733
Milwaukee, GO, Refunding	5.00	4/1/18	1,000,000	1,006,030
		2,471,763
Total Investments (cost $628,537,564)			97.5%	628,545,266
Cash and Receivables (Net)			2.5%	16,429,167
Net Assets			100.0%	644,974,433

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $117,495,000 or 18.22% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	14.9
Utility-Electric	14.1
City	13.1
Pollution Control	8.0
Utility-Water and Sewer	6.1
Industrial	5.8
Transportation Services	5.0
Education	4.6
Special Tax	3.9
Lease	3.1
Multi Family Housing	2.9
County	2.8
State/Territory	2.8
Prerefunded	.8
Housing	.3
Other	9.3
97.5

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2018

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	7,101,377,918	††	66,742,107,021	††	5,074,452,846	20,649,549,633	††	37,193,302,734
Cash	-		-		-	-		13,228,913
Interest receivable	2,896,581		33,412,001		2,564,501	22,911,709		4,194,484
Receivable for shares of Beneficial Interest subscribed	610,000		2,448		-	-		46,450
Prepaid expenses	40,129		241,712		237,940	523,550		231,819
	7,104,924,628		66,775,763,182		5,077,255,287	20,672,984,892		37,211,004,400
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	540,175		10,757,327		1,036,026	4,974,513		7,201,265
Cash overdraft due to Custodian	5,555,636		24,378,120		2,849,625	11,898,539		-
Payable for shares of Beneficial Interest redeemed	816,586		15,309,731		11,000	1,652,600		49,285,746
Payable for investment securities purchased	-		750,000,000		100,000,000	-		2,909,518,822
Accrued expenses	395,353		634,784		169,760	115,008		270,143
	7,307,750		801,079,962		104,066,411	18,640,660		2,966,275,976
Net Assets ($)	7,097,616,878		65,974,683,220		4,973,188,876	20,654,344,232		34,244,728,424
Composition of Net Assets ($):
Paid-in capital	7,097,668,430		65,975,608,838		4,973,401,128	20,655,825,904		34,244,977,767
Accumulated net realized gain (loss) on investments	10,264		(925,618)		(212,252)	(1,481,672)		(249,343)
Accumulated net unrealized appreciation (depreciation) on investments	(61,816)		-		-	-		-
Net Assets ($)	7,097,616,878		65,974,683,220		4,973,188,876	20,654,344,232		34,244,728,424
† Investments at cost ($)	7,101,439,734		66,742,107,021		5,074,452,846	20,649,549,633		37,193,302,734
†† Value of repurchase agreements—Note 1(b) ($)	621,000,000		29,870,245,000		-	8,481,187,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	6,884,805,258		61,917,498,506		3,764,741,829	17,116,540,530		27,366,025,684
Shares Outstanding	6,885,259,626		61,918,373,544		3,764,901,017	17,117,859,920		27,366,236,859
Net Asset Value Per Share ($)	0.9999		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	124,166,384		2,416,450,358		446,932,623	2,105,370,459		2,104,742,262
Shares Outstanding	124,172,587		2,416,473,653		446,957,030	2,105,466,625		2,104,765,488
Net Asset Value Per Share ($)	1.0000		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	88,645,236		1,550,026,123		449,501,171	441,771,006		2,594,277,436
Shares Outstanding	88,647,603		1,550,083,063		449,518,990	441,792,079		2,594,307,611
Net Asset Value Per Share ($)	1.0000		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		90,708,233		312,013,253	990,662,237		2,179,683,042
Shares Outstanding	-		90,709,976		312,027,893	990,707,280		2,179,667,808
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	233,933,662	165,483,583	628,545,266
Cash	-	713,301	5,820,018
Interest receivable	787,832	474,369	1,846,750
Receivable for investment securities sold	-	5,000,879	29,225,310
Prepaid expenses	30,033	15,078	25,854
	234,751,527	171,687,210	665,463,198
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	78,624	62,573	159,834
Cash overdraft due to Custodian	62,683	-	-
Payable for investment securities purchased	8,590,570	-	20,025,502
Payable for shares of Beneficial Interest redeemed	-	-	196,262
Accrued expenses	67,095	69,650	107,167
	8,798,972	132,223	20,488,765
Net Assets ($)	225,952,555	171,554,987	644,974,433
Composition of Net Assets ($):
Paid-in capital	225,952,555	171,555,687	644,966,731
Accumulated net realized gain (loss) on investments	-	(700)	-
Accumulated net unrealized appreciation (depreciation) on investments	-	-	7,702
Net Assets ($)	225,952,555	171,554,987	644,974,433
† Investments at cost ($)	233,933,662	165,483,583	628,537,564
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	11,018,441	92,192,792	607,838,613
Shares Outstanding	11,018,393	92,194,568	607,840,828
Net Asset Value Per Share ($)	1.00	1.00	1.0000
Investor Shares
Net Assets ($)	214,934,114	79,362,195	37,135,820
Shares Outstanding	214,932,434	79,364,795	37,135,942
Net Asset Value Per Share ($)	1.00	1.00	1.0000

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended January 31, 2018

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	57,541,244	670,457,743	47,761,222	241,454,017	333,987,468
Expenses:
Management fee—Note 2(a)	8,757,072	130,473,189	9,726,812	47,183,789	69,606,617
Prospectus and shareholders’ reports	839,594	1,002,908	166,633	70,910	175,552
Registration fees	513,021	2,040,478	264,807	626,294	478,911
Service plan fees—Note 2(b)	488,660	7,121,799	2,749,042	10,487,900	14,778,594
Shareholder servicing costs—Note 2(c)	262,215	700,578	35,619	275,134	325,624
Custodian fees—Note 2(c)	174,394	1,474,525	172,586	648,394	782,013
Professional fees	66,504	85,073	58,184	67,678	69,710
Trustees’ fees and expenses—Note 2(d)	41,781	489,926	41,553	193,150	286,271
Miscellaneous	107,701	593,838	117,737	260,022	390,709
Total Expenses	11,250,942	143,982,314	13,332,973	59,813,271	86,894,001
Less—reduction in expenses due to undertakings—Note 2(a)	(5,328,888)	(30,107,698)	(1,271,207)	(1,602,780)	(8,161,334)
Less—reduction in fees due to earnings credits—Note 2(c)	(42,141)	(1,472,993)	(4,859)	(416,538)	(87,017)
Net Expenses	5,879,913	112,401,623	12,056,907	57,793,953	78,645,650
Investment Income—Net	51,661,331	558,056,120	35,704,315	183,660,064	255,341,818
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	10,264	(179,613)	(149,044)	(454,312)	(249,343)
Net unrealized appreciation (depreciation) on investments	(787,207)	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	(776,943)	(179,613)	(149,044)	(454,312)	(249,343)
Net Increase in Net Assets Resulting from Operations	50,884,388	557,876,507	35,555,271	183,205,752	255,092,475

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	1,806,691	1,730,312	6,605,950
Expenses:
Management fee—Note 2(a)	384,143	375,344	1,447,354
Service plan fees—Note 2(b)	464,982	251,367	99,479
Registration fees	84,300	46,397	77,830
Professional fees	71,713	62,983	79,490
Prospectus and shareholders’ reports	33,107	37,367	38,677
Shareholder servicing costs—Note 2(c)	19,229	32,291	130,319
Custodian fees—Note 2(c)	14,950	11,909	53,541
Trustees’ fees and expenses—Note 2(d)	1,363	1,445	5,626
Miscellaneous	51,410	45,012	78,011
Total Expenses	1,125,197	864,115	2,010,327
Less—reduction in expenses due to undertakings—Note 2(a)	(192,083)	-	(23)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(1,000)	-	-
Less—reduction in fees due to earnings credits—Note 2(c)	(2,111)	(2,374)	(5,839)
Net Expenses	930,003	861,741	2,004,465
Investment Income—Net	876,688	868,571	4,601,485
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	628	-	17,252
Net unrealized appreciation (depreciation) on investments	-	-	7,862
Net Realized and Unrealized Gain (Loss) on Investments	628	-	25,114
Net Increase in Net Assets Resulting from Operations	877,316	868,571	4,626,599

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2018[a]	2017	2018[b]	2017
Operations ($):
Investment income—net	51,661,331	42,621,614	558,056,120	91,689,894
Net realized gain (loss) on investments	10,264	199,264	(179,613)	(422,266)
Net unrealized appreciation (depreciation) on investments	(787,207)	725,391	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	50,884,388	43,546,269	557,876,507	91,267,628
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(49,422,404)	(39,439,867)	(531,608,639)	(86,750,401)
Investor Shares	(1,162,279)	(540,898)	(11,801,049)	(650,545)
Administrative Shares	(1,119,089)	(2,313,354)	(13,932,825)	(4,078,287)
Participant Shares	(75,156)	(58,331)	(408,013)	(11,686)
Agency Shares	(45,347)	(269,164)	(305,594)	(198,975)
Total Distributions	(51,824,275)	(42,621,614)	(558,056,120)	(91,689,894)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	41,467,497,730	77,402,788,948	405,483,445,542	214,528,747,522
Investor Shares	1,071,769,225	2,315,932,327	12,290,867,449	6,014,020,045
Administrative Shares	429,637,509	7,328,801,435	15,424,444,462	19,364,686,700
Participant Shares	12,956,172	961,075,440	432,561,598	592,389,137
Agency Shares	10,534,342	4,863,140,280	163,385,116	3,302,469,648
Distributions reinvested:
Institutional Shares	8,764,256	6,100,583	122,535,575	17,435,982
Investor Shares	220,909	267,704	7,299,420	446,119
Administrative Shares	98,949	1,797,953	12,078,122	3,784,314
Participant Shares	277	42,752	37,272	1,696
Agency Shares	4,964	31,597	39,435	35,019
Cost of shares redeemed:
Institutional Shares	(37,516,095,789)	(94,796,975,131)	(392,907,453,799)	(181,820,511,797)
Investor Shares	(1,079,040,560)	(3,762,869,293)	(11,565,560,368)	(5,865,642,879)
Administrative Shares	(450,859,453)	(9,255,208,188)	(17,254,238,020)	(17,892,800,343)
Participant Shares	(32,260,810)	(1,746,315,584)	(439,314,155)	(543,842,281)
Agency Shares	(17,786,541)	(4,996,986,523)	(244,731,427)	(3,286,574,310)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,905,441,180	(21,678,375,700)	11,525,396,222	34,414,644,572
Total Increase (Decrease) in Net Assets	3,904,501,293	(21,677,451,045)	11,525,216,609	34,414,222,306
Net Assets ($):
Beginning of Period	3,193,115,585	24,870,566,630	54,449,466,611	20,035,244,305
End of Period	7,097,616,878	3,193,115,585	65,974,683,220	54,449,466,611

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2018[a]	2017	2018[b]	2017
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	41,465,463,003	77,400,855,325	-	-
Shares issued for distributions reinvested	8,764,143	6,100,500	-	-
Shares redeemed	(37,513,942,907)	(94,794,774,501)	-	-
Net Increase (Decrease) in Shares Outstanding	3,960,284,239	(17,387,818,676)	-	-
Investor Shares
Shares sold	1,071,662,040	2,315,852,654	-	-
Shares issued for distributions reinvested	220,890	267,701	-	-
Shares redeemed	(1,078,931,556)	(3,762,773,377)	-	-
Net Increase (Decrease) in Shares Outstanding	(7,048,626)	(1,446,653,022)	-	-
Administrative Shares
Shares sold	429,593,901	7,328,767,595	-	-
Shares issued for distributions reinvested	98,943	1,797,950	-	-
Shares redeemed	(450,821,418)	(9,255,163,636)	-	-
Net Increase (Decrease) in Shares Outstanding	(21,128,574)	(1,924,598,091)	-	-
Participant Shares
Shares sold	12,954,893	961,074,606	-	-
Shares issued for distributions reinvested	277	42,752	-	-
Shares redeemed	(32,259,393)	(1,746,311,573)	-	-
Net Increase (Decrease) in Shares Outstanding	(19,304,223)	(785,194,215)	-	-
Agency Shares
Shares sold	10,531,552	4,863,139,026	-	-
Shares issued for distributions reinvested	4,962	31,596	-	-
Shares redeemed	(17,784,019)	(4,996,985,062)	-	-
Net Increase (Decrease) in Shares Outstanding	(7,247,505)	(133,814,440)	-	-

[a]During the period ended January 31, 2018, 6,954,843 Agency shares representing $6,957,099 were converted to 6,957,099 Institutional shares and 21,714,970 Participant shares representing $21,720,000 were converted to 21,720,000 Investor shares.

[b]During the period ended January 31, 2018, 110,850,633 Agency shares representing $110,877,363 were converted to 110,877,363 Institutional shares and 438,118,338 Administrative shares representing $438,118,338 were converted to 438,118,338.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury & Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2018[a]	2017	2018[b]	2017
Operations ($):
Investment income—net	35,704,315	7,752,366	183,660,064	38,242,978
Net realized gain (loss) on investments	(149,044)	(43,244)	(454,312)	(627,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,555,271	7,709,122	183,205,752	37,615,719
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(29,038,544)	(7,155,729)	(164,337,464)	(37,079,413)
Investor Shares	(2,557,628)	(96,790)	(11,910,343)	(510,823)
Administrative Shares	(2,897,318)	(448,116)	(2,994,009)	(354,515)
Participant Shares	(1,160,640)	(31,175)	(4,391,023)	(75,293)
Agency Shares	(50,185)	(20,556)	(6,597)	(218,377)
Service Shares	-	-	-	(22)
Select Shares	-	-	-	(41)
Premier Shares	-	-	(20,628)	(4,494)
Total Distributions	(35,704,315)	(7,752,366)	(183,660,064)	(38,242,978)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	9,076,937,384	11,972,265,363	104,116,606,324	98,082,627,152
Investor Shares	1,112,186,064	1,125,139,820	5,920,377,147	7,892,968,798
Administrative Shares	1,591,673,624	1,749,960,267	1,489,636,552	1,674,810,154
Participant Shares	893,560,878	977,614,218	6,922,025,830	5,260,669,620
Agency Shares	6,566,064	9,848,250	9,130,033	428,820,150
Service Shares	-	-	-	640,353
Select Shares	-	-	-	950,012
Premier Shares	-	-	96,449,537	289,046,941
Distributions reinvested:
Institutional Shares	3,524,046	692,409	32,862,823	9,055,233
Investor Shares	1,828,016	62,675	2,600,981	129,801
Administrative Shares	2,725,904	419,092	1,874,718	170,564
Participant Shares	1,040,648	27,234	3,475,082	47,932
Agency Shares	-	-	269	163,366
Cost of shares redeemed:
Institutional Shares	(9,082,271,528)	(10,488,638,937)	(103,886,445,848)	(97,537,484,964)
Investor Shares	(1,014,256,387)	(1,358,130,396)	(5,572,094,449)	(8,542,874,763)
Administrative Shares	(1,537,775,329)	(2,003,904,683)	(1,328,533,062)	(1,761,349,600)
Participant Shares	(918,277,264)	(939,898,715)	(7,192,159,937)	(4,598,603,261)
Agency Shares	(20,262,470)	(8,775,463)	(10,690,930)	(435,049,758)
Service Shares	-	-	-	(5,397,145)
Select Shares	-	-	-	(5,864,598)
Premier Shares	-	-	(109,643,128)	(298,970,226)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	117,199,650	1,036,681,134	495,471,942	454,505,761
Total Increase (Decrease) in Net Assets	117,050,606	1,036,637,890	495,017,630	453,878,502
Net Assets ($):
Beginning of Period	4,856,138,270	3,819,500,380	20,159,326,602	19,705,448,100
End of Period	4,973,188,876	4,856,138,270	20,654,344,232	20,159,326,602

[a]During the period ended January 31,2018, 14,699,205 Agency shares representing $14,702,497 were converted to 14,702,497 Institutional shares.

[b]During the period ended January 31,2018, 1,567,312 Agency shares representing $1,567,659 were converted to1,567,659 Institutional shares and 7,589,890 Premier shares representing $7,591,075 were converted to 7,591,075 Investor shares.

See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2018[a]	2017	2018[b]	2017
Operations ($):
Investment income—net	255,341,818	56,392,162	876,688	97,074
Net realized gain (loss) on investments	(249,343)	303,649	628	(449)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,092,475	56,695,811	877,316	96,625
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(218,946,771)	(53,794,518)	(45,947)	(32,093)
Investor Shares	(10,710,528)	(468,001)	(827,844)	(93,159)
Administrative Shares	(19,049,540)	(1,838,449)	(2,176)	(1,625)
Participant Shares	(6,791,239)	(246,108)	(900)	(4,709)
Agency Shares	(88,464)	(45,086)	-	-
Tax return of capital:
Institutional Shares	-	-	-	(92,777)
Investor Shares	-	-	-	(127,467)
Administrative Shares	-	-	-	(19,142)
Participant Shares	-	-	-	(59,388)
Total Distributions	(255,586,542)	(56,392,162)	(876,867)	(430,360)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	75,634,999,457	101,870,711,050	25,659,417	178,119,891
Investor Shares	5,287,597,523	7,349,035,864	125,067,321	250,524,455
Administrative Shares	11,728,508,634	5,987,456,039	7,075,566	10,854,707
Participant Shares	10,001,799,130	10,785,574,831	461,727	30,275,100
Agency Shares	47,272,871	607,694,244	-	-
Distributions reinvested:
Institutional Shares	55,218,573	13,183,364	34,963	20,705
Investor Shares	7,858,359	342,753	825,856	91,770
Administrative Shares	17,431,983	1,630,471	2,165	1,560
Participant Shares	3,916,253	172,120	804	4,107
Agency Shares	74,928	39,657	-	-
Cost of shares redeemed:
Institutional Shares	(75,984,257,743)	(105,075,554,602)	(17,820,493)	(282,050,843)
Investor Shares	(5,289,997,746)	(9,596,285,043)	(85,173,069)	(177,736,971)
Administrative Shares	(11,602,365,445)	(4,244,077,356)	(7,156,983)	(18,460,136)
Participant Shares	(9,899,669,857)	(11,946,623,753)	(1,865,136)	(46,879,580)
Agency Shares	(74,384,649)	(605,771,969)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(65,997,729)	(4,852,472,330)	47,112,138	(55,235,235)
Total Increase (Decrease) in Net Assets	(66,491,796)	(4,852,168,681)	47,112,587	(55,568,970)
Net Assets ($):
Beginning of Period	34,311,220,220	39,163,388,901	178,839,968	234,408,938
End of Period	34,244,728,424	34,311,220,220	225,952,555	178,839,968

[a]During the period ended January 31, 2018, 18,959,884 Agency shares representing $18,964,131 were converted to 18,964,131 Institutional shares

[b]During the period ended January 31, 2018, 66,634 Administrative shares representing $66,642 were converted to 66,642 Institutional shares and Participant shares were converted to Investor shares. At the time of conversion there were no outstanding Participant shares.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2018[a]	2017	2018[b]	2017
Operations ($):
Investment income—net	868,571	300,553	4,601,485	2,703,610
Net realized gain (loss) on investments	-	(700)	17,252	19,121
Net unrealized appreciation (depreciation) on investments	-	-	7,862	(160)
Net Increase (Decrease) in Net Assets Resulting from Operations	868,571	299,853	4,626,599	2,722,571
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(503,778)	(208,359)	(4,452,689)	(2,624,369)
Investor Shares	(336,318)	(74,000)	(165,529)	(77,622)
Administrative Shares	(28,475)	(18,097)	(118)	(18,319)
Participant Shares	-	(97)	(401)	(2,421)
Total Distributions	(868,571)	(300,553)	(4,618,737)	(2,722,731)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	213,064,643	227,993,885	5,720,779,646	5,843,182,679
Investor Shares	119,997,983	160,543,896	1,136,475	719,366,619
Administrative Shares	4,543,147	15,902,559	-	79,228,473
Participant Shares	-	1,197,146	-	42,608,569
Distributions reinvested:
Institutional Shares	155,743	40,643	1,164,106	690,416
Investor Shares	324,925	69,153	8,241	18,683
Administrative Shares	27,659	17,764	112	15,391
Participant Shares	-	85	384	885
Cost of shares redeemed:
Institutional Shares	(206,230,356)	(327,346,372)	(5,717,895,555)	(6,795,952,530)
Investor Shares	(162,304,021)	(252,527,269)	(4,725,543)	(965,985,728)
Administrative Shares	(17,641,678)	(23,499,495)	(46,488)	(114,503,580)
Participant Shares	(1)	(2,604,132)	(529,065)	(80,857,568)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(48,061,956)	(200,212,137)	(107,687)	(1,272,187,691)
Total Increase (Decrease) in Net Assets	(48,061,956)	(200,212,837)	(99,825)	(1,272,187,851)
Net Assets ($):
Beginning of Period	219,616,943	419,829,780	645,074,258	1,917,262,109
End of Period	171,554,987	219,616,943	644,974,433	645,074,258
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	5,720,806,091	5,843,182,679
Shares issued for distributions reinvested	-	-	1,164,121	690,416
Shares redeemed	-	-	(5,717,911,980)	(6,795,952,530)
Net Increase (Decrease) in Shares Outstanding	-	-	4,058,232	(952,079,435)
Investor Shares
Shares sold	-	-	1,136,482	719,366,619
Shares issued for distributions reinvested	-	-	8,241	18,683
Shares redeemed	-	-	(4,725,546)	(965,985,728)
Net Increase (Decrease) in Shares Outstanding	-	-	(3,580,823)	(246,600,426)
Administrative Shares
Shares sold	-	-	-	79,228,473
Shares issued for distributions reinvested	-	-	112	15,391
Shares redeemed	-	-	(46,488)	(114,503,580)
Net Increase (Decrease) in Shares Outstanding	-	-	(46,376)	(35,259,716)
Participant Shares
Shares sold	-	-	-	42,608,569
Shares issued for distributions reinvested	-	-	384	885
Shares redeemed	-	-	(529,065)	(80,857,568)
Net Increase (Decrease) in Shares Outstanding	-	-	(528,681)	(38,248,114)

[a]During the period ended January 31, 2018, Administrative shares were converted to Institutional shares. At the time of conversion there were no outstanding Administrative shares.

[b]During the period ended January 31, 2018, 46,488 Administrative shares representing $46,494 were converted to 46,494 Institutional shares and 409,717 Participant shares representing $409,734 were converted to 409,734 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2018	1.0002	.0114		(.0003)	(.0114)		.9999	1.11		.25	.12	1.20		6,884,805
2017[a]	1.00	.0036		.0002	(.0036)		1.0002	.38		.22	.22	.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21	.20	.07		20,312,768
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.03		.21	.15	.03		23,109,317
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.04		.21	.15	.04		24,356,373
Investor Shares
Year Ended January 31,
2018	1.0002	.0089		(.0002)	(.0089)		1.0000	.87		.50	.39	.88		124,166
2017[a]	1.00	.0012		.0002	(.0012)		1.0002	.15		.47	.46	.06		131,245
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.26	.00	[c]	1,577,869
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.18	.00	[c]	1,877,431
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.19	.00	[c]	2,228,079
Administrative Shares
Year Ended January 31,
2018	1.0002	.0104		(.0002)	(.0104)		1.0000	1.03		.35	.24	1.02		88,645
2017[a]	1.00	.0027		.0002	(.0027)		1.0002	.29		.32	.32	.20		109,801
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.02		.31	.25	.02		2,034,366
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.31	.18	.00	[c]	1,521,958
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.31	.19	.00	[c]	1,422,803

a Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2018	1.00	.009		(.009)		1.00	.85	.21	.16	.87	61,917,499
2017	1.00	.003		(.003)		1.00	.27	.22	.15	.30	49,219,152
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03	.21	.12	.03	16,493,855
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	16,874,952
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.09	.01	14,577,411
Investor Shares
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.60	.46	.42	.62	2,416,450
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04	.46	.38	.05	1,683,826
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	1,535,017
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,239,904
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.09	.01	1,863,099
Administrative Shares
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.75	.31	.26	.70	1,550,026
2017	1.00	.002		(.002)		1.00	.16	.31	.25	.21	3,367,764
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	1,892,123
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	508,979
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.09	.01	515,103
Participant Shares
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.45	.61	.56	.43	90,708
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.61	.43	.02	97,423
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.62	.12	.01	48,876
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	113,734
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.10	.01	174,370

a Amount represents less than $.001 per share.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.80		.22	.19	.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22	.18	.22		3,766,664
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.22	.10	.01		2,282,377
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.06	.00	[b]	2,952,007
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.08	.00	[b]	3,911,061
Investor Shares
Year Ended January 31,
2018	1.00	.005		(.005)		1.00	.54		.47	.44	.57		446,933
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.47	.38	.02		347,191
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.11	.00	[b]	580,124
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	460,122
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.08	.00	[b]	514,728
Administrative Shares
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.69		.32	.29	.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32	.30	.10		392,889
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.12	.00	[b]	646,418
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.06	.00	[b]	300,887
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.08	.00	[b]	512,911
Participant Shares
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.39		.62	.59	.39		312,013
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.39	.01		335,698
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.11	.00	[b]	297,958
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.06	.00	[b]	300,356
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.08	.00	[b]	213,359

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.82	.21	.20	.83	17,116,541
2017	1.00	.002		(.002)		1.00	.22	.21	.18	.23	16,853,981
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.21	.10	.02	16,300,313
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.06	.01	16,380,228
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	15,067,833
Investor Shares
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.56	.46	.45	.57	2,105,370
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03	.46	.37	.02	1,754,491
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.11	.01	2,404,304
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.06	.01	2,364,649
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,069,648
Administrative Shares
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.72	.31	.30	.74	441,771
2017	1.00	.001		(.001)		1.00	.12	.31	.29	.12	278,799
2016	1.00	000	[a]	(.000)	[a]	1.00	.01	.31	.10	.01	365,175
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01	534,032
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	561,598
Participant Shares
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.41	.61	.60	.36	990,662
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.41	.01	1,257,301
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.11	.01	595,242
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.06	.01	654,427
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	512,744

a Amount represents less than $.001 per share.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.79		.21	.18	.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21	.18	.19		27,660,470
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.06	.01		30,851,896
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.04	.00	[b]	28,812,494
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.06	.00	[b]	32,447,753
Investor Shares
Year Ended January 31,
2018	1.00	.005		(.005)		1.00	.53		.46	.43	.54		2,104,742
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46	.34	.02		2,099,312
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.07	.00	[b]	4,346,185
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.04	.00	[b]	3,549,024
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	3,354,045
Administrative Shares
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.68		.31	.28	.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31	.29	.10		2,450,740
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.07	.00	[b]	705,722
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.04	.00	[b]	683,313
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.06	.00	[b]	698,523
Participant Shares
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.39		.61	.58	.39		2,179,683
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.36	.01		2,073,661
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,234,511
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.04	.00	[b]	4,311,165
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,463,773

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2018	1.00	.007		(.007)		-	-	1.00	.67		.44	.32	.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41	.28	.04		3,145
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.30	.10	.00	[b]	107,204
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.29	.13	.00	[b]	61,570
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.27	.20	.00	[b]	89,617
Investor Shares
Year Ended January 31,
2018	1.00	.004		(.004)		-	-	1.00	.44		.59	.49	.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64	.45	.08		174,214
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.54	.10	.00	[b]	101,477
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.54	.13	.00	[b]	155,166
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.52	.19	.00	[b]	152,336

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.60		.34	.34	.61		92,193
2017	1.00	.002		(.002)		1.00	.21		.29	.25	.16		85,203
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.10	.00	[b]	184,514
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.25	.13	.00	[b]	125,650
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.26	.18	.00	[b]	141,968
Investor Shares
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.36		.57	.57	.34		79,362
2017	1.00	.001		(.001)		1.00	.06		.54	.41	.05		121,343
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.51	.11	.00	[b]	213,259
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.13	.00	[b]	260,668
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.18	.00	[b]	355,539

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2018	1.0000	.0066		.0000[a]	(.0066)		1.0000	.66		.26	.26	.65		607,839
2017[b]	1.00	.0026		.0000[a]	(.0026)		1.0000	.26		.24	.21	.21		603,783
2016	1.00	.000	[c]	-	(.000)	[c]	1.00	.01		.23	.08	.00	[d]	1,555,860
2015	1.00	.000	[c]	-	(.000)	[c]	1.00	.01		.24	.10	.00	[d]	1,617,674
2014	1.00	.000	[c]	-	(.000)	[c]	1.00	.00	[d]	.24	.13	.00	[d]	1,849,687
Investor Shares
Year Ended January 31,
2018	1.0000	.0042		.0000[a]	(.0042)		1.0000	.42		.50	.50	.42		37,136
2017[b]	1.00	.0008		.0000[a]	(.0008)		1.0000	.08		.48	.34	.04		40,717
2016	1.00	.000	[c]	-	(.000)	[c]	1.00	.01		.47	.08	.00	[d]	287,319
2015	1.00	.000	[c]	-	(.000)	[c]	1.00	.01		.47	.10	.00	[d]	378,285
2014	1.00	.000	[c]	-	(.000)	[c]	1.00	.00	[d]	.47	.14	.00	[d]	408,593

a Amount represents less than $.0001 per share.
b Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

The Board of Trustees of Dreyfus AMT-Free New York Municipal Cash Management approved the termination of the fund’s Participant Shares, effective as of the close of business on July 31, 2017.

The Boards of Trustees of each of the following funds approved the changes described below, effective September 8, 2017: for Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Treasury & Agency Cash Management, the conversion of each fund’s Agency Shares to Institutional Shares; for Dreyfus Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management, the conversion of each fund’s Participant Shares to Investor Shares; for Dreyfus Treasury & Agency Cash Management, the conversion of the fund’s Premier Shares to Investor Shares; for Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management, the conversion of each fund’s Administrative Shares to Institutional Shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of January 31, 2018, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

NOTES TO FINANCIAL STATEMENTS (continued)

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees (each, a “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At January 31, 2018, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2018, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2018, the funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended January 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2018, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2018.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2018 and January 31, 2017.

During the period ended January 31, 2018, as a result of permanent book to tax differences, each identified fund increased accumulated undistributed investment income-net and (decreased) accumulated net realized gain (loss) on investments as summarized in Table 3. These permanent book to tax differences are primarily due to dividend reclassification for each relevant fund. Net assets and net asset value per share were not affected by these reclassifications.

At January 31, 2018, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—-Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	925,618
Dreyfus Government Securities Cash Management	212,252
Dreyfus Treasury & Agency Cash Management	1,481,672
Dreyfus Treasury Securities Cash Management	249,343
Dreyfus AMT-Free New York Municipal Cash Management	700

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2018			2017
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax Return of Capital
Dreyfus Cash Management	-	51,824,275	-	-	42,621,614	-	-
Dreyfus Government Cash Management	-	558,056,120	-	-	91,689,894	-	-
Dreyfus Government Securities Cash Management	-	35,704,315	-	-	7,752,366	-	-
Dreyfus Treasury & Agency Cash Management	-	183,660,064	-	-	38,242,978	-	-
Dreyfus Treasury Securities Cash Management	-	255,508,259	78,283	-	56,392,162	-	-
Dreyfus AMT-Free Municipal Cash Management Plus	876,688	179	-	97,074	-	34,512	298,774
Dreyfus AMT-Free New York Municipal Cash Management	868,571	-	-	300,553	-	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	4,601,485	2,338	14,914	2,703,610	3,695	15,426	-

Table 3—Reclassification of Components of Net Assets
	Accumulated Undistributed Investment-Net ($)	Accumulated Net Realized Gain (Loss) ($)	Paid-in Capital ($)
Dreyfus Cash Management	162,944	(162,944)	-
Dreyfus Treasury Securities Cash Management	244,724	(244,724)	-
Dreyfus AMT-Free Municipal Cash Management Plus	179	(179)	-
Dreyfus AMT-Free Tax Exempt Cash Management	17,252	(17,252)	-

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For certain funds, Dreyfus agreed to waive receipt of its fees or limit the fund’s expenses during the period ended January 31, 2018, as described below. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. For Dreyfus Cash Management, for the period December 8, 2017 through January 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund by 0.12%. Prior to December 8, 2017, Dreyfus agreed to reduce the direct expenses of the fund’s Institutional shares by amounts ranging from 0.10% to 0.18% and the fund’s other share classes by amounts ranging from 0.09% to 0.17%. For Dreyfus Government Cash Management, for the period November 15, 2017 through January 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed 0.17%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 17 basis points or higher. Prior to November 15, 2017, the direct expenses of the fund’s Institutional shares were limited to levels ranging from 0.13% to 0.18%. For Dreyfus Government Securities Cash Management, for the period July 13, 2017 through January 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed 0.20%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 20 basis points or higher. Prior to July 13, 2017, the direct expenses of the fund’s Institutional shares were limited to 0.18%. For Dreyfus Treasury & Agency Cash Management, for the period April 27, 2017 through June 20, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed 0.20%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 20 basis points or higher. Prior to April 27, 2017, the direct expenses of the fund’s Institutional shares were limited to 0.18% to 0.19%. For Dreyfus Treasury Securities Cash Management, for the period November 15, 2017 through January 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed 0.20%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 20 basis points or higher. Prior to November 15, 2017, the direct expenses of the fund’s Institutional shares were limited to 0.18%. Dreyfus had agreed, from February 1, 2017 through January 31, 2018, to waive 10% of the management fee for Dreyfus AMT-Free Municipal Cash Management Plus. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2018.

Table 4—Fee Waivers

Dreyfus Cash Management	$5,328,888
Dreyfus Government Cash Management	30,107,698
Dreyfus Government Securities Cash Management	1,268,558
Dreyfus Treasury & Agency Cash Management	1,561,909
Dreyfus Treasury Securities Cash Management	8,083,975
Dreyfus AMT-Free Municipal Cash Management Plus	192,070

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2018.

NOTES TO FINANCIAL STATEMENTS (continued)

Table 5—Expense Reductions

Dreyfus Government Securities Cash Management	$2,649
Dreyfus Treasury & Agency Cash Management	40,871
Dreyfus Treasury Securities Cash Management	77,359
Dreyfus AMT-Free Municipal Cash Management Plus	13
Dreyfus AMT-Free Tax Exempt Cash Management	23

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares pay the Distributor at annual rates of .25%, .10%, .40%, .06% and .31%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 6 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2018.

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Effective July 12, 2017, Dreyfus agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended January 31, 2018, the fees waived totaled $1,000. This waiver is voluntary, not contractual, and may be terminated at any time. Table 7 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2018.

Table 7—Shareholder Services Plan Fees

Dreyfus Cash Management	$234,928
Dreyfus Government Cash Management	654,859
Dreyfus Government Securities Cash Management	30,700
Dreyfus Treasury & Agency Cash Management	266,291
Dreyfus Treasury Securities Cash Management	297,895
Dreyfus AMT-Free Municipal Cash Management Plus	5,888
Dreyfus AMT-Free New York Municipal Cash Management	18,037
Dreyfus AMT-Free Tax Exempt Cash Management	115,742

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Table 6—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Agency Shares ($)	Premier Shares ($)
Dreyfus Cash Management	326,975	109,691	49,089	2,905	-
Dreyfus Government Cash Management	4,726,487	1,993,082	376,106	26,124	-
Dreyfus Government Securities Cash Management	1,128,828	414,969	1,200,221	5,024	-
Dreyfus Treasury & Agency Cash Management	5,191,360	406,605	4,868,408	630	20,897
Dreyfus Treasury Securities Cash Management	4,982,028	2,796,134	6,990,922	9,510	-
Dreyfus AMT-Free Municipal Cash Management Plus	462,262	441	2,279	-	-
Dreyfus AMT-Free New York Municipal Cash Management	244,321	7,046	-	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	98,293	28	1,158	-	-

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2018 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were offset by earnings credits, also summarized in Table 8.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2018 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

During the period ended January 31, 2018, each fund was charged $11,199 for services performed by the Chief Compliance Officer and his staff.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 8—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	27,105	610	(610)
Dreyfus Government Cash Management	28,308	1,532	(1,532)
Dreyfus Government Securities Cash Management	5,101	153	(153)
Dreyfus Treasury & Agency Cash Management	7,760	450	(450)
Dreyfus Treasury Securities Cash Management	34,752	657	(657)
Dreyfus AMT-Free Municipal Cash Management Plus	13,292	33	(33)
Dreyfus AMT-Free New York Municipal Cash Management	14,095	83	(83)
Dreyfus AMT-Free Tax Exempt Cash Management	14,404	106	(106)

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	174,394	(41,531)
Dreyfus Government Cash Management	1,474,525	(1,471,461)
Dreyfus Government Securities Cash Management	172,586	(4,706)
Dreyfus Treasury & Agency Cash Management	648,394	(416,088)
Dreyfus Treasury Securities Cash Management	782,013	(86,360)
Dreyfus AMT-Free Municipal Cash Management Plus	14,950	(2,078)
Dreyfus AMT-Free New York Municipal Cash Management	11,909	(2,291)
Dreyfus AMT-Free Tax Exempt Cash Management	53,541	(5,733)

NOTES TO FINANCIAL STATEMENTS (continued)

Table 10—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Shareholder Service Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	1,145,383	35,085	7,000	22,655	9,341	7,941	(687,230)
Dreyfus Government Cash Management	11,764,298	648,963	48,000	-	9,341	6,550	(1,719,825)
Dreyfus Government Securities Cash Management	787,374	241,103	2,000	50,483	9,341	1,059	(55,334)
Dreyfus Treasury & Agency Cash Management	4,113,795	832,883	16,000	-	9,341	2,494	-
Dreyfus Treasury Securities Cash Management	5,730,876	1,382,056	17,000	234,498	9,341	10,674	(183,180)
Dreyfus AMT-Free Municipal Cash Management Plus	38,121	45,281	-	3,696	9,341	1,246	(19,061)
Dreyfus AMT-Free New York Municipal Cash Management	28,924	17,108	2,000	3,725	9,341	1,475	-
Dreyfus AMT-Free Tax Exempt Cash Management	125,281	8,270	8,000	7,394	9,341	1,548	-

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2018.

Table 12 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2018.

Table 11—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	195,135,000	137,835,000
Dreyfus AMT-Free New York Municipal Cash Management	136,530,000	206,345,000
Dreyfus AMT-Free Tax Exempt Cash Management	708,090,000	849,810,000

Table 12—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	7,101,439,734	375,583	(437,399)	(61,816)
Dreyfus AMT-Free Tax-Exempt Cash Management	628,537,564	8,060	(358)	7,702

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 28, 2018

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2018:

― all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

― except $179 of Dreyfus AMT-Free Municipal Cash Management Plus’ exempt-interest dividends that is being designated as an ordinary income distribution for reporting purposes.

― except $2,338 of Dreyfus AMT-Free Tax Exempt Cash Management’s exempt-interest dividends that is being designated as an ordinary income distribution and $14,914 that is being designated as a long-term capital gain distribution for reporting purposes.

― for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus AMT-Free New York Municipal Cash Management is also not subject to New York state and New York city personal income tax.

For state individual income tax purposes, Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2018 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2018 as qualifying interest-related dividends:

Dreyfus Cash Management  82.66%

Dreyfus Government Cash Management   100%

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury & Agency Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

Dreyfus Treasury Securities Cash Management designates $78,283 as a long term capital gain distribution for reporting purposes.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Francine J. Bovich (66)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Director (May 2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Gordon J. Davis (76)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (70)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Senior Counsel to the law firm of Hogan Lovells LLP (2015-present); previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (74)

Board Member (2014)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 100

———————

Roslyn M. Watson (68)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 58

———————

Benaree Pratt Wiley (71)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 79

———————

BOARD MEMBERS INFORMTION (Unaudited) (continued)
INTERESTED BOARD MEMBERS (continued)

J. Charles Cardona (62)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Whitney I. Gerard, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 125 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2002.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (63 investment companies, comprised of 150 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 144 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation CMGTAR0118

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,702 in 2017 and $35,222 in 2018.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,591 in 2017 and $7,139 in 2018.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,232 in 2017 and $3,101 in 2018.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $218 in 2017 and $106 in 2018.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2017 and $0 in 2018.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods $17,462,663 in 2017 and $30,865,905 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 27, 2018

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)